TAX-FREE BOND FUNDS                                                ANNUAL REPORT

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND
PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

The graph depicts the performance of PaineWebber California Tax-Free Income Fund
(A) versus the Lehman Brothers Municipal Bond Index. It is important to note PaineWebber California Tax-Free Income Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Comparison of the change of a $10,000 investment in PaineWebber California Tax-Free Income Fund (A) and the Lehman Brothers Municipal Bond Index for the 10-year period ended February 28, 1999


                             [CHART APPEARS HERE]

                       PaineWebber California          Lehman Brothers
                          Tax-Free Fund (A)          Municipal Bond Index
        Feb-89              $   9,597                   $   10,000
        May-89                  9,916                       10,425
        Aug-89                 10,070                       10,605
        Nov-89                 10,325                       10,891
        Feb-90                 10,396                       11,026
        May-90                 10,539                       11,188
        Aug-90                 10,576                       11,287
        Nov-90                 11,037                       11,730
        Feb-91                 11,269                       12,042
        May-91                 11,530                       12,316
        Aug-91                 11,775                       12,618
        Nov-91                 12,013                       12,933
        Feb-92                 12,314                       13,246
        May-92                 12,532                       13,527
        Aug-92                 12,913                       14,029
        Nov-92                 13,062                       14,232
        Feb-93                 13,927                       15,071
        May-93                 13,943                       15,146
        Aug-93                 14,540                       15,740
        Nov-93                 14,439                       15,809
        Feb-94                 14,545                       15,904
        May-94                 13,963                       15,520
        Aug-94                 14,149                       15,763
        Nov-94                 13,309                       14,978
        Feb-95                 14,518                       16,204
        May-95                 15,112                       16,933
        Aug-95                 15,094                       17,161
        Nov-95                 15,713                       17,810
        Feb-96                 15,778                       17,995
        May-96                 15,368                       17,707
        Aug-96                 15,703                       18,058
        Nov-96                 16,386                       18,856
        Feb-97                 16,397                       18,986
        May-97                 16,558                       19,176
        Aug-97                 17,009                       19,731
        Nov-97                 17,453                       20,212
        Feb-98                 17,916                       20,725
        May-98                 18,069                       20,976
        Aug-98                 18,551                       21,438
        Nov-98                 18,857                       21,782
        Feb-99                 18,974                       21,999

Past performance is no guarantee of future performance.
The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.

 AVERAGE ANNUAL TOTAL RETURN, Periods Ended 2/28/99

                                             1 Year       5 Years       10 Years        Life(0)
                          Class A(*)          5.90%        5.46%         7.05%         8.00%

                          Class B(**)         5.06%        4.65%          N/A          6.00%
         Before Deducting
     Maximum Sales Charge
                          Class C(+)          5.35%        4.92%          N/A          5.45%
                          Class Y(++)         6.28%         N/A           N/A          5.54%

                          Class A(*)          1.71%        4.59%         6.61%         7.67%
          After Deducting
                          Class B(**)         0.15%        4.32%          N/A          6.00%
     Maximum Sales Charge
                          Class C(+)          4.61%        4.92%          N/A          5.45%

(0) Life: since commencement of issuance on September 16, 1985 for Class A shares, July 1, 1991 for Class B shares, July 2, 1992 for Class C shares and February 5, 1998 for Class Y shares.
(*) Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
(**) Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ANNUAL REPORT

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
PERFORMANCE AT A GLANCE

The graph depicts the performance of PaineWebber National Tax-Free Income Fund
(A) versus the Lehman Brothers Municipal Bond Index. It is important to note PaineWebber National Tax-Free Income Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Comparison of the change of a $10,000 investment in PaineWebber National Tax-Free Income Fund (A) and the Lehman Brothers Municipal Bond Index for the 10-year period ended February 28, 1999


                             [CHART APPEARS HERE]

                      PaineWebber California           Lehman Brothers
                         Tax-Free Fund (A)           Municipal Bond Index
        Feb-89              $   9,598                   $   10,000
        May-89                  9,960                       10,425
        Aug-89                 10,083                       10,605
        Nov-89                 10,332                       10,891
        Feb-90                 10,425                       11,026
        May-90                 10,576                       11,188
        Aug-90                 10,607                       11,287
        Nov-90                 11,073                       11,730
        Feb-91                 11,295                       12,042
        May-91                 11,554                       12,316
        Aug-91                 11,796                       12,618
        Nov-91                 12,053                       12,933
        Feb-92                 12,316                       13,246
        May-92                 12,581                       13,527
        Aug-92                 13,031                       14,029
        Nov-92                 13,164                       14,232
        Feb-93                 13,994                       15,071
        May-93                 14,115                       15,146
        Aug-93                 14,664                       15,740
        Nov-93                 14,720                       15,809
        Feb-94                 14,785                       15,904
        May-94                 14,237                       15,520
        Aug-94                 14,398                       15,763
        Nov-94                 13,529                       14,978
        Feb-95                 14,692                       16,204
        May-95                 15,270                       16,933
        Aug-95                 15,334                       17,161
        Nov-95                 15,934                       17,810
        Feb-96                 15,977                       17,995
        May-96                 15,574                       17,707
        Aug-96                 15,862                       18,058
        Nov-96                 16,582                       18,856
        Feb-97                 16,638                       18,986
        May-97                 16,780                       19,176
        Aug-97                 17,349                       19,731
        Nov-97                 17,751                       20,212
        Feb-98                 18,215                       20,725
        May-98                 18,394                       20,976
        Aug-98                 18,795                       21,438
        Nov-98                 19,009                       21,782
        Feb-99                 19,183                       21,999

Past performance is no guarantee of future performance.
The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.

AVERAGE ANNUAL TOTAL RETURN, Periods Ended 2/28/99

                                             1 Year      5 Years      10 Years        Life(0)
                          Class A(*)          5.31%        5.35%         7.17%         8.41%

                          Class B(**)         4.48%        4.56%          N/A          6.20%
         Before Deducting
     Maximum Sales Charge
                          Class C(+)          4.76%        4.81%          N/A          5.53%
                          Class Y(++)         5.49%         N/A           N/A          6.41%

                          Class A(*)          1.09%        4.49%         6.73%         8.09%
          After Deducting
                          Class B(**)        -0.42%        4.23%          N/A          6.20%
     Maximum Sales Charge
                          Class C(+)          4.02%        4.81%          N/A          5.53%

(0) Life: since commencement of issuance on December 2, 1984 for Class A shares, July 1, 1991 for Class B shares, July 2, 1992 for Class C shares and November 3, 1995 for Class Y shares.
(*) Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
(**) Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

TAX-FREE BOND FUNDS                                                ANNUAL REPORT

PAINE WEBBER MUNICIPAL HIGH INCOME FUND
PERFORMANCE AT A GLANCE

The graph depicts the performance of PaineWebber Municipal High Income Fund (A) versus the Lehman Brothers Municipal Bond Index. It is important to note PaineWebber Municipal High Income Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Comparison of the change of a $10,000 investment in PaineWebber Municipal High Income Fund (A) and the Lehman Brothers Municipal Bond Index for the 10-year period ended February 28, 1999

                             [CHART APPEARS HERE]

                           Lehman Brothers         PaineWebber California
                         Municipal Bond Index         Tax-Free Fund (A)
        Feb-89              $   9,603                   $   10,000
        May-89                  9,975                       10,425
        Aug-89                 10,116                       10,605
        Nov-89                 10,331                       10,891
        Feb-90                 10,442                       11,026
        May-90                 10,531                       11,188
        Aug-90                 10,602                       11,287
        Nov-90                 10,922                       11,730
        Feb-91                 11,141                       12,042
        May-91                 11,535                       12,316
        Aug-91                 11,870                       12,618
        Nov-91                 12,206                       12,933
        Feb-92                 12,471                       13,246
        May-92                 12,855                       13,527
        Aug-92                 13,380                       14,029
        Nov-92                 13,498                       14,232
        Feb-93                 14,347                       15,071
        May-93                 14,441                       15,146
        Aug-93                 15,060                       15,740
        Nov-93                 15,073                       15,809
        Feb-94                 15,176                       15,904
        May-94                 14,524                       15,520
        Aug-94                 14,737                       15,763
        Nov-94                 13,911                       14,978
        Feb-95                 14,867                       16,204
        May-95                 15,452                       16,933
        Aug-95                 15,699                       17,161
        Nov-95                 16,167                       17,810
        Feb-96                 16,382                       17,995
        May-96                 16,242                       17,707
        Aug-96                 16,565                       18,058
        Nov-96                 17,269                       18,856
        Feb-97                 17,465                       18,986
        May-97                 17,740                       19,176
        Aug-97                 18,384                       19,731
        Nov-97                 18,864                       20,212
        Feb-98                 19,397                       20,725
        May-98                 19,647                       20,976
        Aug-98                 20,003                       21,438
        Nov-98                 20,112                       21,782
        Feb-99                 20,329                       21,999

Past performance is no guarantee of future performance.
The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.

AVERAGE ANNUAL TOTAL RETURN, Periods Ended 2/28/99

                                             1 Year    5 Years       10 Years        Life(0)
                          Class A(*)         4.80%        6.02%         7.79%         8.06%

                          Class B(**)        3.87%        5.22%          N/A          6.93%
         Before Deducting
     Maximum Sales Charge
                          Class C(+)         4.25%        5.49%          N/A          6.07%
                          Class Y(++)        4.96%         N/A           N/A          4.56%

                          Class A(*)         0.58%        5.16%         7.35%         7.69%
          After Deducting
                          Class B(**)       -1.09%        4.89%          N/A          6.93%
     Maximum Sales Charge
                          Class C(+)         3.51%        5.49%          N/A          6.07%

(0) Life:since commencement of issuance on June 23, 1987 for Class A shares, July 1, 1991 for Class B shares, July 2, 1992 for Class C shares and February 5, 1998 for Class Y shares.
(*) Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
(**) Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ANNUAL REPORT

PAINE WEBBER NEW YORK TAX-FREE INCOME FUND
PERFORMANCE AT A GLANCE

The graph depicts the performance of PaineWebber New York Tax-Free Income Fund
(A) versus the Lehman Brothers Municipal Bond Index. It is important to note PaineWebber New York Tax-Free Income Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Comparison of the change of a $10,000 investment in PaineWebber New York Tax-Free Income Fund (A) and the Lehman Brothers Municipal Bond Index for the 10-year period ended February 28, 1999

                             [CHART APPEARS HERE]

                           Lehman Brothers         PaineWebber California
                         Municipal Bond Index         Tax-Free Fund (A)
        Feb-89              $   9,600                   $   10,000
        May-89                 10,019                       10,425
        Aug-89                 10,144                       10,605
        Nov-89                 10,367                       10,891
        Feb-90                 10,458                       11,026
        May-90                 10,585                       11,188
        Aug-90                 10,613                       11,287
        Nov-90                 10,973                       11,730
        Feb-91                 11,252                       12,042
        May-91                 11,585                       12,316
        Aug-91                 11,924                       12,618
        Nov-91                 12,193                       12,933
        Feb-92                 12,467                       13,246
        May-92                 12,837                       13,527
        Aug-92                 13,355                       14,029
        Nov-92                 13,516                       14,232
        Feb-93                 14,392                       15,071
        May-93                 14,577                       15,146
        Aug-93                 15,122                       15,740
        Nov-93                 15,136                       15,809
        Feb-94                 15,239                       15,904
        May-94                 14,645                       15,520
        Aug-94                 14,848                       15,763
        Nov-94                 13,714                       14,978
        Feb-95                 15,113                       16,204
        May-95                 15,795                       16,933
        Aug-95                 15,785                       17,161
        Nov-95                 16,444                       17,810
        Feb-96                 16,599                       17,995
        May-96                 16,212                       17,707
        Aug-96                 16,583                       18,058
        Nov-96                 17,299                       18,856
        Feb-97                 17,344                       18,986
        May-97                 17,511                       19,176
        Aug-97                 18,034                       19,731
        Nov-97                 18,465                       20,212
        Feb-98                 18,967                       20,725
        May-98                 19,191                       20,976
        Aug-98                 19,701                       21,438
        Nov-98                 19,967                       21,782
        Feb-99                 20,150                       21,999

Past performance is no guarantee of future performance.
The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.

AVERAGE ANNUAL TOTAL RETURN, Periods Ended 2/28/99

                                             1 Year      5 Years       10 Years       Life(0)
                          Class A(*)         6.24%        5.75%         7.70%         7.59%

                          Class B(**)        5.40%        4.95%          N/A          6.78%
         Before Deducting
     Maximum Sales Charge
                          Class C(+)         5.78%        5.24%          N/A          5.99%
                          Class Y(++)         N/A          N/A           N/A          5.39%

                          Class A(*)         2.02%        4.89%         7.26%         7.17%
          After Deducting
                          Class B(**)        0.44%        4.62%          N/A          6.78%
     Maximum Sales Charge
                          Class C(+)         5.04%        5.24%          N/A          5.99%

(0) Life: since commencement of issuance on September 23,1988 for Class A shares, July 1, 1991 for Class B shares, July 2, 1992 for Class C shares and May 21, 1998 for Class Y shares. Performance for Class Y shares represents a cumulative return for a period less than a year.
(*) Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
(**) Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

TAX-FREE BOND FUNDS                                                ANNUAL REPORT

                                                                  April 16, 1999

Dear Shareholder,

We are pleased to present you with the annual report for PaineWebber California Tax-Free Income Fund, PaineWebber National Tax-Free Income Fund, PaineWebber Municipal High Income Fund and PaineWebber New York Tax-Free Income Fund for the fiscal year ended February 28, 1999.

GENERAL MARKET OVERVIEW

The mid-August crisis in Russia and fears of its spread to Latin America heightened investors' aversion to credit risk and prompted them to sell other securities in favor of U.S. Treasurys. The "flight to quality" ultimately drove U.S. Treasury bond yields to a low of 4.70% in October. To fend off a threatening global financial crisis, the Federal Reserve cut the short-term interest rate by 0.25% three times in as many months, lowering them from 5.50% to 4.75%. Investors returned in search of bargains as the bond markets began to stabilize.

   Once the turmoil settled down, rates remained in the low 5% range until early February 1999, when Federal Reserve Chairman Alan Greenspan delivered his annual Humphrey-Hawkins testimony to Congress. In his testimony, Chairman Greenspan expressed an inclination to restrain economic policy and confessed that he might have overdone interest-rate cuts during the fall crisis. This surprised market participants, and the yield on the 30-year Treasury bond rose by about one-half percent to reflect fears of rising rates. Actual economic statistics for the period, however, belied investors' concerns.

   As Treasury yields rose in February, municipal bonds strongly outperformed taxable bonds, reversing their underperformance of 1998. In August 1998, municipal bonds had yielded about 94% of taxable bonds. By fiscal year-end, municipal bond yields had improved to around 84% of taxable bonds, the result of significant municipal bond outperformance. The interest-rate backup contributed to municipal bond outperformance -- as rates rose municipalities delayed their financing, which further decreased supply.

          ANNUAL REPORT

          PAINEWEBBER
          CALIFORNIA TAX-FREE
          INCOME FUND
          PROFILE

[GRAPHIC] Goal
          High current income
          exempt from federal
          income tax and
          California personal
          income tax

[GRAPHIC] Portfolio Managers:
          Elbridge T. Gerry, III.
          Cynthia N. Bow.
          Mitchell Hutchins
          Asset Management
          Inc.

[GRAPHIC] Total Net Assets:
          $152.0 million as of
          February 28, 1999

[GRAPHIC] Dividend Payments:
          Monthly


PAINEWEBBER
CALIFORNIA TAX-FREE
INCOME FUND

Credit
Quality*

[PIE CHART]

AAA              53.3%
AA               12.6%
A                 8.8%
BBB              15.6%
Nonrated          9.5%
Cash Equivalents  0.2%

PORTFOLIO REVIEWS

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND

PERFORMANCE

The Fund's total return consists of the change in net asset value with dividends reinvested. For the fiscal year ended February 28, 1999, without deducting sales charges, Class A shares gained 5.90%, Class B shares gained 5.06%, Class C shares gained 5.35% and Class Y shares gained 6.28%.

   The Fund's total return may be lower for shareowners who purchased or redeemed Fund shares during the period. After deducting the maximum applicable sales charges, Class A shares gained 1.71%, Class B shares gained 0.15% and Class C shares gained 4.61%. Class Y shares are not subject to sales charges.

PORTFOLIO HIGHLIGHTS

   We continued to pursue our goal of diversifying the Fund's portfolio during the six months ended February 28, 1999. Most significantly, we added a zero-coupon-bond component to the portfolio, purchasing bonds issued by Escondido (1.7%*) and San Jose Santa Clara School Districts (1.0%). We perennially seek to capture value in "structure spreads," that is, yield differences between bond issues with different payback structures. For example, we purchased the callable San Jose Santa Clara zero-coupon bonds at a price that translated to a yield 39 basis points (0.39%) higher than that issuer's current-income bond, an attractive spread for this structure.

   Within the Fund's non-callable sector, we added small positions in Natomas School District (0.7%) and Inglewood Redevelopment Agency (0.7%). New acquisitions in the nonrated sector included Lake Elsinore Recreation Authority (1.2%) and a small increase in the Fund's holdings of Virgin Island Water and Power (1.3%). Nonrated holdings comprised 9.5% of the portfolio at period-end. During this period of municipal outperformance versus taxable bonds we enhanced total return by extending portfolio duration one-third of a year. (Duration is a measure of a Fund's exposure to interest-rate risk.)

OUTLOOK

California's issuance of new bonds has been moderate to slightly heavy, and has kept pace with previous issuance rates. However, demand for California securities has grown and their yields relative to non-California municipals are near historical lows -- "rich" in industry parlance. We do not expect the richness of California debt to diminish unless the supply balance changes dramatically.


* Weightings represent percentages of portfolio assets as of February 28, 1999. The Fund's portfolio is actively managed and its composition will vary over time.

TAX-FREE BOND FUNDS                                                ANNUAL REPORT

          PAINEWEBBER
          NATIONAL TAX-FREE
          INCOME FUND
          PROFILE

[GRAPHIC] Goal
          High current income
          exempt from federal
          income tax

[GRAPHIC] Portfolio Managers:
          Elbridge T. Gerry, III.
          Richard S. Murphy
          Mitchell Hutchins
          Asset Management
          Inc.

[GRAPHIC] Total Net Assets:
          $299.3 million as of
          February 28, 1999

[GRAPHIC] Dividend Payments:
          Monthly


PAINEWEBBER
CALIFORNIA TAX-FREE
INCOME FUND

Credit
Quality*

[PIE CHART]

AAA              43.8%
AA               14.4%
A                13.2%
BBB              15.6%
BB                2.7%
Cash Equivalents  1.1%
Nonrated          9.2%

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND

PERFORMANCE

   The Fund's total return consists of the change in net asset value with dividends reinvested. For the fiscal year ended February 28, 1999, without deducting sales charges, Class A shares gained 5.31%, Class B shares gained 4.48%, Class C shares gained 4.76% and Class Y shares gained 5.49%.

   The Fund's total return may be lower for shareowners who purchased or redeemed Fund shares during the period. After deducting the maximum applicable sales charges, Class A shares gained 1.09%, Class B shares lost 0.42% and Class C shares gained 4.02%. Class Y shares are not subject to sales charges.

PORTFOLIO HIGHLIGHTS

   The cheapest part of the yield curve, the 15-20 year range, remained the focus of our purchases. Generally, we added 30-60 basis-point premium bonds to the Fund. (A basis point equals 1/100th of one percent.) We believe these securities offer the greatest return potential for their effective duration (interest-rate risk exposure), giving shareholders a higher yield without increasing market risk. A typical addition was the block of small-premium bonds issued by San Antonio Texas (1.0%*) due in 2015, which yielded 5.25% and were rated Aa2/AA+. This strategy increased the Fund's yield and thus helped performance.

   In pursuit of this strategy of enhancing yield, we also increased the Fund's allocation to such lower credit quality sectors as BBB-rated and nonrated bonds. We are taking more credit risk among shorter maturity securities, where market risk generally is lower. Among our notable purchases were nonrated Virgin Island Water and Sewer bonds due in 2012 (0.3%). These bonds carry a Mitchell Hutchins internal rating of BBB-. These lower credit quality purchases improved the Fund's yield, which translated into better performance.

 * Weightings represent percentages of portfolio assets as of February 28, 1999. The Fund's portfolio is actively managed and its composition will vary over time.

ANNUAL REPORT

          PAINEWEBBER
          MUNICIPAL HIGH
          INCOME FUND
          FUND PROFILE

[GRAPHIC] Goal
          High current income
          exempt from federal
          income tax

[GRAPHIC] Portfolio Managers:
          Elbridge T. Gerry, III,
          William W. Veronda,
          Mitchell Hutchins
          Asset Management
          Inc.

[GRAPHIC] Total Net Assets:
          $110.2 million as of
          February 28, 1999

[GRAPHIC] Dividend Payments:
          Monthly


PAINEWEBBER
MUNICIPAL HIGH
INCOME FUND

Credit
Quality*

[PIE CHART]

AAA                  %
A                    %
BBB                  %
BB                   %
B                    %
Nonrated             %
Cash Equivalents     %


PAINEWEBBER MUNICIPAL HIGH INCOME FUND

PERFORMANCE

   The Fund's total return consists of the change in net asset value with dividends reinvested. For the fiscal year ended February 28, 1999, without deducting sales charges, Class A shares gained 4.80%, Class B shares gained 3.87%, Class C shares gained 4.25% and Class Y shares gained 4.96%.

   The Fund's total return may be lower for shareowners who purchased or redeemed Fund shares during the period. After deducting the maximum applicable sales charges, Class A shares gained 0.58%, Class B shares lost 1.09% and Class C shares gained 3.51%. Class Y shares are not subject to sales charges.

PORTFOLIO HIGHLIGHTS

   The Fund suffered last August when municipal yield spreads to Treasurys widened, especially among the Fund's lower-quality credits. Also, the Fund's relatively short duration hurt it when the Federal Reserve cut interest rates. (Longer-duration portfolios gain more than shorter-duration portfolios when interest rates fall.) After the market stabilized, the Fund's performance improved and returned to its prior trend of general outperformance.

   We have avoided the hospital sector for a long time, believing that an oversupply of hospitals would lead to financial troubles for many of them. The Fund benefited from its underweighting -- during the period the entire hospital sector suffered from the default of several issuers. The Fund also benefited by avoiding waste management bonds. The sector has suffered from downgrades following unfavorable court rulings against issuers and a spate of takeovers.

   During the fiscal year the Fund bought Alexandria, Virginia bonds for Buckingham Village Apartments (3.5%*), a lower-income housing project. Housing projects can be risky investments -- low occupancy rates and high operating costs can result in significant losses. Such bonds require thorough top-down and bottom-up analysis. Our top-down analysis was positive: Alexandria is part of the Washington D.C. metropolitan area, which faces a shortage of moderately priced housing. From a bottom-up perspective, Buckingham Village is a well-kept postwar apartment building that only needed minor upgrading. These factors reassure us that occupancy rates in Buckingham Village are likely to remain high, and we believe the project should keep making its debt payments.

   Private placements offer above-market yields to compensate for being harder to sell and for their credit risk. The Fund bought private placements issued to fund construction of public facilities such as health

* Weightings represent percentages of portfolio assets as of February 28, 1999. The Fund's portfolio is actively managed and its composition will vary over time.

TAX-FREE BOND FUNDS                                                ANNUAL REPORT

department laboratories, child protection centers and corrections department offices. We believe demand for such facilities is unlikely to fade over time. A typical purchase was the Fund's participation in a placement by Harris County, Texas (1.9%*). We consider these securities the equivalent of a high "A" credit rating, yet the Fund gets a return well in excess of the market rate for A-rated bonds.

OUTLOOK

   With the market turbulence apparently behind us, we think our long-term investment themes remain valid and applicable over the next few years. We still like the airline and travel industries, which continue to benefit from the solid economy. Also, we remain bullish on the power and utilities sector, where we think that uncertainty over deregulation has created buying opportunities. Our bottom-up analysis has identified projects and companies that we believe will perform well regardless of the form deregulation takes.

   The large spreads of municipals to taxable securities have narrowed as municipal prices have risen, and spreads are likely to remain stable for a while. In this more stable climate we'll look to enhance yield where we can by selling some of our winners and, we hope, picking new ones. We continue to look for opportunities to enhance total return through the accrual of tax-exempt income and bond price appreciation, but we will not lower our credit quality standards for the sake of either.

 * Weightings represent percentages of portfolio assets as of February 28, 1999. The Fund's portfolio is actively managed and its composition will vary over time.

ANNUAL REPORT

ANNUAL REPORT

          PAINEWEBBER
          NEW YORK TAX-FREE
          INCOME FUND
          PROFILE

[GRAPHIC] Goal
          High current income
          exempt from federal
          income tax, and New
          York State and New
          York City personal
          income taxes

[GRAPHIC] Portfolio Managers:
          Elbridge T. Gerry, III.
          Richard S. Murphy
          Mitchell Hutchins
          Asset Management
          Inc.

[GRAPHIC] Total Net Assets:
          $45.0 million as of
          February 28, 1999

[GRAPHIC] Dividend Payments:
          Monthly


PAINEWEBBER
NEW YORK TAX-FREE
INCOME FUND

Credit
Quality*

[PIE CHART]

AAA              42.9%
AA                9.9%
A                29.5%
BBB              13.0%
Nonrated          4.7%


PAINEWEBBER NEW YORK TAX-FREE INCOME FUND

PERFORMANCE

   The Fund's total return consists of the change in net asset value with dividends reinvested. For the fiscal year ended February 28, 1999, without deducting sales charges, Class A shares gained 6.24%, Class B shares gained 5.40%, Class C shares gained 5.78% and Class Y shares gained 5.90% from commencement of issuance on May 21, 1998 through February 28, 1999.

   The Fund's total return may be lower for shareowners who purchased or redeemed Fund shares during the period. After deducting the maximum applicable sales charges, Class A shares gained 2.02%, Class B shares gained 0.44% and Class C shares gained 5.04%. Class Y shares are not subject to sales charges.

PORTFOLIO HIGHLIGHTS

   The cheapest part of the yield curve, the 15-20 year range, remained the focus of our purchases. Generally, we added 30-60 basis-point premium bonds to the Fund. (A basis point equals 1/100th of one percent.) We believe these securities offer the greatest return potential for their effective duration (interest-rate risk exposure), giving shareholders a higher yield without increasing market risk. A typical addition was the block of small-premium bonds issued by the New York State Thruway (4.7%*) due in 2014, which yielded 5.25% and were rated Aaa/AAA. This strategy increased the Fund's yield and thus helped performance. In pursuit of our strategy of enhancing yield, we increased the Fund's allocation to such lower credit quality sectors as BBB-rated and nonrated bonds. We are taking more credit risk among shorter maturity securities, where market risk generally is lower. Among our notable purchases were nonrated Virgin Island Water and Sewer bonds (0.4%) due in 2017, which yielded 5.5%. These bonds carry a Mitchell Hutchins internal rating of BBB-. These lower credit quality purchases also improved the Fund's yield, which translated into better performance.

* Weightings represent percentages of portfolio assets as of February 28, 1999. The Fund's portfolio is actively managed and its composition will vary over time.

TAX-FREE BOND FUNDS                                                ANNUAL REPORT

   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

   For a Quarterly Review on PaineWebber California Tax-Free Income Fund, PaineWebber National Tax-Free Income Fund, PaineWebber Municipal High Income Fund and PaineWebber New York Tax-Free Income Fund, or another fund in the PaineWebber Family of Funds, /1/ please contact your Financial Advisor.

Sincerely,

/s/ Margo Alexander                /s/ Elbridge T. Gerry, III

MARGO ALEXANDER                    ELBRIDGE T. GERRY, III
Chairman and Chief Executive       Senior Vice President
Officer                            Mitchell Hutchins Asset
Mitchell Hutchins Asset            Management Inc.
Management Inc.                    Portfolio Manager, PaineWebber
                                   National Tax-Free Income Fund,
                                   PaineWebber Municipal High
                                   Income Fund, PaineWebber New
                                   York Tax-Free Income Fund and
                                   PaineWebber California Tax-Free
                                   Income Fund

/s/ Cynthia N. Bow                    /s/ Richard S. Murphy               /s/ William W. Veronda

CYNTHIA N. BOW                        RICHARD S. MURPHY                   WILLIAM W. VERONDA
Portfolio Manager                     Portfolio Manager                   Portfolio Manager
PaineWebber California Tax-Free       PaineWebber National Tax-Free       PaineWebber Municipal High
Income Fund                           Income Fund, PaineWebber New        Income Fund
                                      York Tax-Free Income Fund

This letter is intended to assist shareholders in understanding how the Funds performed during the fiscal year ended February 28, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

/1/ Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PaineWebber California Tax-Free Income Fund
Performance Results (unaudited)

                         Net Asset Value                      Total Return/1/
                -------------------------------------- --------------------------------
                                                          12 Months         6 Months
                02/28/99   08/31/98        02/28/98    Ended 02/28/99    Ended 02/28/99
---------------------------------------------------------------------------------------
Class A
 Shares          $11.18       $11.50          $11.39           5.90%          2.28%
---------------------------------------------------------------------------------------
Class B
 Shares           11.18        11.50           11.39           5.06           1.89
---------------------------------------------------------------------------------------
Class C Shares    11.17        11.49           11.38           5.35           2.03
---------------------------------------------------------------------------------------

Performance Summary Class A Shares

                  Net Asset Value
                ----------------------
Period                                  Capital Gains                        Total
Covered         Beginning  Ending        Distributed   Dividends Paid      Return/1/
---------------------------------------------------------------------------------------
09/16/85 -
  12/31/85       $ 9.57    $      10.09         --              $0.1827       7.41%
---------------------------------------------------------------------------------------
1986              10.09           11.18         --               0.7883      19.18
---------------------------------------------------------------------------------------
1987              11.18           10.49         --               0.7564       0.65
---------------------------------------------------------------------------------------
1988              10.49           10.74         --               0.7908      10.20
---------------------------------------------------------------------------------------
1989              10.74           10.95         --               0.7384       9.11
---------------------------------------------------------------------------------------
1990              10.95           10.88       $0.0340            0.7362       6.68
---------------------------------------------------------------------------------------
1991              10.88           11.29        0.0268            0.7064      10.84
---------------------------------------------------------------------------------------
1992              11.29           11.29        0.1701            0.6504       7.49
---------------------------------------------------------------------------------------
1993              11.29           11.70        0.3052            0.6077      11.96
---------------------------------------------------------------------------------------
1994              11.70           10.09        0.0969            0.5844      (8.07)
---------------------------------------------------------------------------------------
1995              10.09           11.18         --               0.5713      16.80
---------------------------------------------------------------------------------------
1996              11.18           10.94         --               0.5271       2.74
---------------------------------------------------------------------------------------
1997              10.94           11.37         --               0.5056       8.80
---------------------------------------------------------------------------------------
1998              11.37           11.20       0.3170             0.5189       6.00
---------------------------------------------------------------------------------------
01/01/99-
  02/28/99        11.20           11.18         --               0.0782       0.52
---------------------------------------------------------------------------------------
                                  Totals: $0.9500               $8.7428
---------------------------------------------------------------------------------------
                           Cumulative Total Return as of 02/28/99:          181.88%
---------------------------------------------------------------------------------------

Performance Summary Class B Shares

                  Net Asset Value
                ----------------------
Period                                  Capital Gains                        Total
Covered         Beginning  Ending        Distributed    Dividends Paid     Return/1/
---------------------------------------------------------------------------------------
07/01/91 -
  12/31/91       $10.95          $11.29       $0.0268           $0.3043       6.20%
---------------------------------------------------------------------------------------
1992              11.29           11.29        0.1701            0.5631       6.67
---------------------------------------------------------------------------------------
1993              11.29           11.70        0.3052            0.5188      11.11
---------------------------------------------------------------------------------------
1994              11.70           10.10        0.0969            0.5029      (8.69)
---------------------------------------------------------------------------------------
1995              10.10           11.19          --              0.4899      15.91
---------------------------------------------------------------------------------------
1996              11.19           10.95          --              0.4449       1.96
---------------------------------------------------------------------------------------
1997              10.95           11.38          --              0.4213       7.96
---------------------------------------------------------------------------------------
1998              11.38           11.21        0.3170            0.4326       5.20
---------------------------------------------------------------------------------------
01/01/99 -
  02/28/99        11.21           11.18          --              0.0657       0.32
---------------------------------------------------------------------------------------
                                  Totals: $0.9160               $3.7435
---------------------------------------------------------------------------------------
                           Cumulative Total Return as of 02/28/99:           56.34%
---------------------------------------------------------------------------------------

/1/Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PaineWebber California Tax-Free Income Fund
Performance Results (unaudited) (concluded)

Performance Summary Class C Shares

            Net Asset Value
            ----------------
Period                       Capital Gains
Covered     Beginning Ending  Distributed  Dividends Paid Total Return/1/
-------------------------------------------------------------------------
07/02/92 -
  12/31/92   $11.41   $11.28    $0.1701       $0.2625           2.68%
-------------------------------------------------------------------------
1993          11.28    11.69     0.3052        0.5477          11.40
-------------------------------------------------------------------------
1994          11.69    10.09     0.0969        0.5295          (8.47)
-------------------------------------------------------------------------
1995          10.09    11.17       --          0.5149          16.09
-------------------------------------------------------------------------
1996          11.17    10.94       --          0.4713           2.31
-------------------------------------------------------------------------
1997          10.94    11.37       --          0.4487           8.24
-------------------------------------------------------------------------
1998          11.37    11.19     0.3170        0.4610           5.38
-------------------------------------------------------------------------
01/01/99 -
  02/28/99    11.19    11.17       --          0.0698           0.44
-------------------------------------------------------------------------
                         Totals: $0.8892      $3.3054
-------------------------------------------------------------------------
                            Cumulative Total Return as of
                                                02/28/99:      42.47%
-------------------------------------------------------------------------

/1/Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the year ended February 28, 1999 and since inception, February 5, 1998 through February 28, 1999, Class Y shares had a total return of 6.28% and 5.92%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PaineWebber National Tax-Free Income Fund
Performance Results (unaudited)

                          Net Asset Value                   Total Return/1/
                ------------------------------------ -----------------------------
                                                       12 Months       6 Months
                02/28/99  08/31/98     02/28/98      Ended 02/28/99 Ended 02/28/99
----------------------------------------------------------------------------------
Class A Shares   $11.73    $12.05       $11.97            5.31%          2.06%
----------------------------------------------------------------------------------
Class B Shares    11.73     12.05        11.97            4.48           1.67
----------------------------------------------------------------------------------
Class C Shares    11.73     12.05        11.97            4.76           1.80
----------------------------------------------------------------------------------

Performance Summary Class A Shares

                 Net Asset Value
                ------------------   Capital Gains                      Total
Period Covered  Beginning  Ending     Distributed    Dividends Paid   Return/1/
----------------------------------------------------------------------------------
12/03/84 -
  12/31/84       $ 9.57    $ 9.60                          --             0.31%
----------------------------------------------------------------------------------
1985               9.60     10.45         --            $0.8903         19.00
----------------------------------------------------------------------------------
1986              10.45     11.39         --             0.8246         17.38
----------------------------------------------------------------------------------
1987              11.39     10.74         --             0.7823          1.30
----------------------------------------------------------------------------------
1988              10.74     11.06         --             0.8244         10.98
----------------------------------------------------------------------------------
1989              11.06     11.23         --             0.8041          9.11
----------------------------------------------------------------------------------
1990              11.23     11.15         --             0.7843          6.55
----------------------------------------------------------------------------------
1991              11.15     11.56       $0.0365          0.7519         11.12
----------------------------------------------------------------------------------
1992              11.56     11.62        0.1314          0.7043          8.01
----------------------------------------------------------------------------------
1993              11.62     12.25        0.1208          0.6507         12.32
----------------------------------------------------------------------------------
1994              12.25     10.75        0.0135          0.6264        (7.14)
----------------------------------------------------------------------------------
1995              10.75     11.84         --             0.5954         16.01
----------------------------------------------------------------------------------
1996              11.84     11.54         --             0.5299          2.29
----------------------------------------------------------------------------------
1997              11.54     11.95        0.0836          0.5585          9.37
----------------------------------------------------------------------------------
1998              11.95     11.76        0.2864          0.5639          5.67
----------------------------------------------------------------------------------
01/01/99 -
  02/28/99        11.76     11.73         --             0.0832          0.45
----------------------------------------------------------------------------------
                                    Totals: $0.6722     $9.9742
----------------------------------------------------------------------------------
                            Cumulative Total Return as of 02/28/99:     215.83%
----------------------------------------------------------------------------------

Performance Summary Class B Shares

                 Net Asset Value
                ------------------   Capital Gains                      Total
Period Covered  Beginning  Ending     Distributed    Dividends Paid   Return/1/
----------------------------------------------------------------------------------
07/01/91 -
  12/31/91       $11.19    $11.55       $0.0365         $0.3222          6.50%
----------------------------------------------------------------------------------
1992              11.55     11.62        0.1314          0.6139          7.27
----------------------------------------------------------------------------------
1993              11.62     12.25        0.1208          0.5599         11.49
----------------------------------------------------------------------------------
1994              12.25     10.75        0.0135          0.5406         (7.84)
----------------------------------------------------------------------------------
1995              10.75     11.83         --             0.5094         15.05
----------------------------------------------------------------------------------
1996              11.83     11.53         --             0.4467          1.52
----------------------------------------------------------------------------------
1997              11.53     11.95        0.0836          0.4676          8.62
----------------------------------------------------------------------------------
1998              11.95     11.75        0.2864          0.4698          4.76
----------------------------------------------------------------------------------
01/01/99 -
  02/28/99        11.75     11.73         --             0.0695          0.42
----------------------------------------------------------------------------------
                                   Totals: $0.6722      $3.9996
----------------------------------------------------------------------------------
                            Cumulative Total Return as of 02/28/99:     58.66%
----------------------------------------------------------------------------------

/1/Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PaineWebber National Tax-Free Income Fund
Performance Results (unaudited) (concluded)

Performance Summary Class C Shares

            Net Asset Value
            ----------------
Period                        Capital Gains
Covered     Beginning Ending   Distributed   Dividends Paid Total Return/1/
---------------------------------------------------------------------------
07/02/92 -
  12/31/92   $11.71   $11.62     $0.1314        $0.2766          2.78%
---------------------------------------------------------------------------
1993          11.62    12.25      0.1208         0.5904         11.77
---------------------------------------------------------------------------
1994          12.25    10.75      0.0135         0.5696         (7.60)
---------------------------------------------------------------------------
1995          10.75    11.84       --            0.5369         15.42
---------------------------------------------------------------------------
1996          11.84    11.54       --            0.4737          1.77
---------------------------------------------------------------------------
1997          11.54    11.95      0.0836         0.4987          8.81
---------------------------------------------------------------------------
1998          11.95    11.75      0.2864         0.5014          5.03
---------------------------------------------------------------------------
01/01/99 -
  02/28/99    11.75    11.73       --            0.0741          0.46
---------------------------------------------------------------------------
                             Totals: $0.6357    $3.5214
---------------------------------------------------------------------------
                              Cumulative Total Return as of
                                                  02/28/99:     43.15%
---------------------------------------------------------------------------

/1/Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.


Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the year ended February 28, 1999 and since inception, November 3, 1995 through February 28, 1999, Class Y shares had a total return of 5.49% and 22.96%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PaineWebber Municipal High Income Fund
 Performance Results (unaudited)

                     Net Asset Value                  Total Return/1/
            ---------------------------------- -----------------------------
                                                 12 Months       6 Months
            02/28/99  08/31/98        02/28/98 Ended 02/28/99 Ended 02/28/99
----------------------------------------------------------------------------
Class A
 Shares      $10.88    $10.99           $10.96     4.80%            1.63%
----------------------------------------------------------------------------
Class B
 Shares       10.87     10.99            10.96     3.87             1.15
----------------------------------------------------------------------------
Class C
 Shares       10.88     10.99            10.96     4.25             1.38
----------------------------------------------------------------------------

Performance Summary Class A Shares

             Net Asset Value
            ------------------
Period                          Capital Gains                     Total
Covered     Beginning  Ending    Distributed   Dividends Paid   Return/1/
----------------------------------------------------------------------------
06/23/87 -
  12/31/87   $ 9.58    $ 9.40              --     $0.3131           1.46%
----------------------------------------------------------------------------
1988           9.40      9.90              --      0.8091          14.45
----------------------------------------------------------------------------
1989           9.90     10.09              --      0.7380           9.66
----------------------------------------------------------------------------
1990          10.09      9.89              --      0.7322           5.52
----------------------------------------------------------------------------
1991           9.89     10.38          $0.0679     0.7144          13.32
----------------------------------------------------------------------------
1992          10.38     10.54           0.1406     0.6736           9.79
----------------------------------------------------------------------------
1993          10.54     10.97           0.2037     0.6180          12.14
----------------------------------------------------------------------------
1994          10.97      9.52           0.0260     0.5865          (7.77)
----------------------------------------------------------------------------
1995           9.52     10.36              --      0.6079          15.55
----------------------------------------------------------------------------
1996          10.36     10.39              --      0.5627           5.94
----------------------------------------------------------------------------
1997          10.39     10.92              --      0.5531          10.73
----------------------------------------------------------------------------
1998          10.92     10.90           0.0141     0.5484           5.07
----------------------------------------------------------------------------
01/01/99 -
  02/28/99    10.90     10.88              --      0.0827           0.58
----------------------------------------------------------------------------
                               Totals: $0.4523    $7.5397
----------------------------------------------------------------------------
                      Cumulative Total Return as of 02/28/99:     147.68%
----------------------------------------------------------------------------

Performance Summary Class B Shares

             Net Asset Value
            ------------------
Period                          Capital Gains                     Total
Covered     Beginning  Ending    Distributed   Dividends Paid   Return/1/
----------------------------------------------------------------------------
07/01/91 -
  12/31/91   $10.05    $10.38          $0.0679    $0.3170           7.21%
----------------------------------------------------------------------------
1992          10.38     10.54           0.1406     0.5930           8.95
----------------------------------------------------------------------------
1993          10.54     10.97           0.2037     0.5349          11.30
----------------------------------------------------------------------------
1994          10.97      9.52           0.0260     0.5103          (8.47)
----------------------------------------------------------------------------
1995           9.52     10.35              --      0.5328          14.59
----------------------------------------------------------------------------
1996          10.35     10.38              --      0.4854           5.15
----------------------------------------------------------------------------
1997          10.38     10.91              --      0.4726           9.91
----------------------------------------------------------------------------
1998          10.91     10.89           0.0141     0.4641           4.27
----------------------------------------------------------------------------
01/01/99 -
  02/28/99    10.89     10.87              --      0.0704           0.46
----------------------------------------------------------------------------
                               Totals: $0.4523    $3.9805
----------------------------------------------------------------------------
                      Cumulative Total Return as of 02/28/99:      67.16%
----------------------------------------------------------------------------

/1/Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PaineWebber Municipal High Income Fund
Performance Results (unaudited) (concluded)

Performance Summary Class C Shares

            Net Asset Value
            ----------------
Period                        Capital Gains
Covered     Beginning Ending   Distributed   Dividends Paid Total Return/1/
---------------------------------------------------------------------------
07/02/92 -
  12/31/92   $10.50   $10.54     $0.0135        $0.2635           3.06%
---------------------------------------------------------------------------
1993          10.54    10.97      0.2037         0.5620          11.57
---------------------------------------------------------------------------
1994          10.97     9.52      0.0260         0.5339          (8.23)
---------------------------------------------------------------------------
1995           9.52    10.35       --            0.5583          14.88
---------------------------------------------------------------------------
1996          10.35    10.39       --            0.5106           5.51
---------------------------------------------------------------------------
1997          10.39    10.92       --            0.4999          10.18
---------------------------------------------------------------------------
1998          10.92    10.89     0.0141          0.4932           4.45
---------------------------------------------------------------------------
01/01/99 -
  02/28/99    10.89    10.88       --            0.0745           0.59
---------------------------------------------------------------------------
                             Totals: $0.2573    $3.4959
---------------------------------------------------------------------------
                              Cumulative Total Return as of
                                                  02/28/99:      48.08%
---------------------------------------------------------------------------

/1/Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the year ended February 28, 1999 and since inception, February 5, 1998 through February 28, 1999, Class Y shares had a total return of 4.96% and 4.87%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PaineWebber New York Tax-Free Income Fund
Performance Results (unaudited)

                        Net Asset Value                 Total Return/1/
                -------------------------------- -----------------------------
                                                   12 Months       6 Months
                02/28/99  08/31/98   02/28/98    Ended 02/28/99 Ended 02/28/99
------------------------------------------------------------------------------
Class A Shares   $11.03    $11.26      $11.12          6.24%          2.28%
------------------------------------------------------------------------------
Class B Shares    11.03     11.26       11.12          5.40           1.90
------------------------------------------------------------------------------
Class C Shares    11.04     11.26       11.12          5.78           2.12
------------------------------------------------------------------------------

Performance Summary Class A Shares

                 Net Asset Value
                ------------------ Capital Gains                    Total
Period Covered  Beginning  Ending   Distributed  Dividends Paid   Return/1/
------------------------------------------------------------------------------
09/23/88 -
  12/31/88       $ 9.60    $ 9.61       --          $0.1630           1.82%

------------------------------------------------------------------------------
1989               9.61      9.84       --           0.6931           9.90
------------------------------------------------------------------------------
1990               9.84      9.68       --           0.6797           5.53
------------------------------------------------------------------------------
1991               9.68     10.22       --           0.6637          12.85
------------------------------------------------------------------------------
1992              10.22     10.55       --           0.6442           9.85
------------------------------------------------------------------------------
1993              10.55     11.26     $0.0253        0.5796          12.72
------------------------------------------------------------------------------
1994              11.26      9.68      0.1017        0.5095          (8.48)
------------------------------------------------------------------------------
1995               9.68     10.81       --           0.5397          17.57
------------------------------------------------------------------------------
1996              10.81     10.65       --           0.5175           3.46
------------------------------------------------------------------------------
1997              10.65     11.10       --           0.5135           9.31
------------------------------------------------------------------------------
1998              11.10     11.04     0.2389         0.5022           6.29
------------------------------------------------------------------------------
01/01/99 -
  02/28/99        11.04     11.03       --           0.0735           0.57
------------------------------------------------------------------------------
                                Totals: $0.3659     $6.0792
------------------------------------------------------------------------------
                                  Cumulative Total Return as of
                                                      02/28/99:     114.63%
------------------------------------------------------------------------------

Performance Summary Class B Shares

                 Net Asset Value
                ------------------ Capital Gains                    Total
Period Covered  Beginning  Ending   Distributed  Dividends Paid   Return/1/
------------------------------------------------------------------------------
07/01/91 -
  12/31/91       $ 9.81    $10.22       --          $0.2930           7.25%

------------------------------------------------------------------------------
1992              10.22     10.55       --           0.5654           9.02
------------------------------------------------------------------------------
1993              10.55     11.25     $0.0253        0.4959          11.78
------------------------------------------------------------------------------
1994              11.25      9.68      0.1017        0.4362          (9.08)
------------------------------------------------------------------------------
1995               9.68     10.81       --           0.4616          16.71
------------------------------------------------------------------------------
1996              10.81     10.65       --           0.4385           2.69
------------------------------------------------------------------------------
1997              10.65     11.10       --           0.4329           8.50
------------------------------------------------------------------------------
1998              11.10     11.04     0.2389         0.4179           5.49
------------------------------------------------------------------------------
01/01/99 -
  02/28/99        11.04     11.03       --           0.0611           0.46
------------------------------------------------------------------------------
                                Totals: $0.3659     $3.6025
------------------------------------------------------------------------------
                                  Cumulative Total Return as of
                                                      02/28/99:      65.38%
------------------------------------------------------------------------------

/1/Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PaineWebber New York Tax-Free Income Fund
Performance Results (unaudited) (concluded)

Performance Summary Class C Shares

            Net Asset Value
            ----------------
Period                       Capital Gains
Covered     Beginning Ending  Distributed  Dividends Paid Total Return/1/
-------------------------------------------------------------------------
07/02/92 -
  12/31/92   $10.45   $10.56      --          $0.2663          3.65%

-------------------------------------------------------------------------
1993          10.56    11.26    $0.0253        0.5226         12.04
-------------------------------------------------------------------------
1994          11.26     9.69     0.1017        0.4613         (8.81)
-------------------------------------------------------------------------
1995           9.69    10.81      --           0.4875         16.87
-------------------------------------------------------------------------
1996          10.81    10.65      --           0.4651          2.95
-------------------------------------------------------------------------
1997          10.65    11.10      --           0.4600          8.77
-------------------------------------------------------------------------
1998          11.10    11.05    0.2389         0.4466          5.86
-------------------------------------------------------------------------
01/01/99 -
  02/28/99    11.05    11.04      --           0.0653          0.50
-------------------------------------------------------------------------
                          Totals: $0.3659     $3.1747
-------------------------------------------------------------------------
                            Cumulative Total Return as of
                                                02/28/99:     47.41%
-------------------------------------------------------------------------

/1/Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. Since inception, May 21, 1998 through February 28, 1999, Class Y shares had a total return of 5.39%. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PaineWebber California Tax-Free Income Fund
Portfolio of Investments                                       February 28, 1999

 Principal
  Amount                                    Maturity          Interest
   (000)                                     Dates             Rates          Value
 ---------                            -------------------- --------------  ------------
 Municipal Bonds and Notes --
  106.38%
  $ 1,000  California Educational
            Facilities Authority
            Los Angeles College of
            Chiropractic Medicine..         11/01/17           5.600%      $  1,034,870
      200  California Health
            Facilities Financing
            Authority
            Adventist Health System
            Series C (MBIA
            Insured)...............         03/01/99           3.100*           200,000
    2,000  California Health
            Facilities Financing
            Authority Kaiser
            Permanente Hospital
            Series A (Pre-refunded
            with U.S. Government
            Securities to 10/01/99
            @ 102).................         10/01/18           7.000          2,088,000
    2,000  California Housing
            Finance Agency Revenue
            Bonds Series G.........         08/01/14           6.100          2,124,320
      400  California Pollution
            Control Financing
            Authority Resource
            Recovery Revenue OMS
            Equity Stanislaus
            Project................         03/01/99           3.100*           400,000
    1,925  California State
            Department of Water
            Resources Central
            Valley Project Revenue
            Water Systems Series Q.         12/01/17           5.250          1,971,662
    1,000  California State
            Department of Water
            Resources Central
            Valley Project Revenue
            Water Systems Series U.         12/01/16           5.125          1,027,170
   10,450  California State Public
            Works Board Department
            of Corrections Series B
            (MBIA Insured).........         11/01/19           5.625         11,118,800
    2,000  California Statewide
            Communities Development
            Authority Apartment
            Development Revenue
            Bonds Irvine Apartment
            Communities Series A-3.         05/17/10(2)        5.100(3)       2,018,580
    3,000  California Statewide
            Communities Development
            Authority Apartment
            Development Revenue
            Bonds Irvine Apartment
            Communities Series A-4.         05/15/13(2)        5.250(3)       3,025,320
    2,000  ABAG Finance Authority
            for Nonprofit
            Corporations
            Certificates of
            Participation Rhoda
            Haas Goldman Plaza.....         05/15/15           5.125          2,017,700
    4,315  Alum Rock Unified
            Elementary School
            District (FGIC
            Insured)...............         09/01/18           5.250          4,418,819
    2,690  Beverly Hills
            Certificates of
            Participation (Pre-
            refunded with U.S.
            Government Securities
            to 06/01/99 @ 102).....   06/01/15 to 06/01/19 6.750 to 7.000     2,771,034
    1,830  Capistrano Unified
            School District
            Certificates of
            Participation..........         02/01/18           5.200          1,850,020
    1,350  Contra Costa
            Transportation
            Authority Sales Tax
            Revenue Bonds Series A.         03/01/07           6.875          1,462,469
    2,715  Del Mar Race Track
            Authority..............   08/15/11 to 08/15/13 6.200 to 6.450     2,884,477
      650  Duarte Redevelopment
            Agency Tax Allocation
            Davis Addition Project.         09/01/14           6.700            692,926
    5,285  Escondido Union High
            School District (MBIA
            Insured)...............   05/01/12 to 05/01/13 4.700 to 4.750#    2,789,345
    5,350  Fontana Redevelopment
            Agency Tax Allocation
            Jurupa Hills
            Redevelopment Project
            Series A...............   10/01/24 to 10/01/27 5.500 to 7.200     5,668,827
    4,275  Glendale Unified School
            District Series B (FSA
            Insured)...............         09/01/18           5.500          4,455,191
    2,000  Huntington Park Public
            Financing Authority
            Wastewater Systems
            Project Series A++.....         10/01/25           6.200          2,074,720
    1,060  Inglewood Redevelopment
            Agency Tax Allocation
            Merged Redevelopment
            Project Series A (AMBAC
            Insured)...............   05/01/13 to 05/01/16     5.250          1,119,277
    1,000  Intermodal Container
            Transfer Facilities
            Joint Powers Authority
            Southern Pacific
            Transfer Company Series
            A......................         11/01/14           7.700          1,045,740
      100  Irvine Ranch Water
            District Series B......         03/01/99           3.000*           100,000
    1,500  La Mirada Redevelopment
            Agency Special Tax
            Community Facilities
            District Number 89-1...         10/01/20           5.700          1,513,080
    1,835  Lake Elsinore Recreation
            Authority Revenue Bonds
            Public Facilities
            Project Series A.......         02/01/17           7.100          1,916,768
    1,450  Long Beach Industrial
            Development Revenue
            Bonds CSU Foundation
            Series A...............         02/01/23           5.250          1,413,315
    1,000  Los Angeles Department
            of Water & Power
            Electric Plant Revenue
            Bonds..................         09/01/23           5.375          1,021,180
    5,750  Los Angeles Harbor
            Department Revenue
            Bonds Series B.........   11/01/23 to 08/01/25 5.375 to 6.625     6,085,565
    2,200  M-S-R Public Power
            Agency San Juan Project
            Revenue Bonds Series E
            (MBIA Insured).........         07/01/17           6.500          2,377,518
    6,470  Menlo Park Community
            Development Agency Tax
            Allocation
            Las Pulgas Community
            Development Project
            (AMBAC Insured)........         06/01/16           5.375          6,759,856
    2,000  Modesto Irrigation
            District Certificates
            of Participation
            Capital Improvements
            Series B...............         07/01/22           5.300          2,001,000
    1,705  Modesto Public Financing
            Authority John Thurman
            Field Renovation
            Project................         11/01/16           6.125          1,791,836
    2,625  Mojave Water Agency
            Improvement District
            Morongo Basin (FGIC
            Insured)...............         09/01/15           5.750          2,857,496
    4,785  Moulton Niguel Water
            District (MBIA
            Insured)...............   09/01/13 to 09/01/19 5.000 to 5.250     4,934,374
    1,000  Natomas Unified School
            District (MBIA
            Insured)...............         09/01/21           5.950          1,140,740
    1,000  Oakland General
            Obligation Bonds Series
            C (MBIA Insured).......         12/15/22           5.900          1,091,470

PaineWebber California Tax-Free Income Fund

 Principal
  Amount                                    Maturity          Interest
   (000)                                     Dates             Rates          Value
 ---------                            -------------------- --------------  ------------
 Municipal Bonds and Notes
 (concluded)
  $ 2,235  Orange County Community
            Facilities Special Tax
            Rancho Santa Margarita
            District Number 86-2
            Series A...............   08/15/12 to 08/15/17 5.375 to 5.550% $  2,252,006
    5,000  Orange County Recovery
            Certificates of
            Participation Series A
            (MBIA Insured).........         07/01/26           6.000          5,470,650
      585  Orange County Single
            Family Residential
            Mortgage Revenue Bonds
            Issue A (GNMA Insured).         09/01/16           7.800            591,540
    1,275  Paramount Unified School
            District Series A (FSA
            Insured)...............         09/01/19           5.125          1,292,276
    1,800  Poway Community
            Facilities District
            Special Tax Number 88-1
            Parkway Business
            Center.................   08/15/06 to 08/15/15 5.400 to 6.750     1,903,601
    4,425  Riverside County Public
            Financing Authority Tax
            Allocation Revenue
            Bonds Redevelopment
            Projects Series A......   10/01/11 to 10/01/16 5.200 to 5.250     4,457,334
    1,180  Rohnert Park Community
            Development Agency Tax
            Allocation
            (AMBAC Insured)........         08/01/20           6.500          1,249,596
    5,500+ Sacramento Power
            Authority Cogeneration
            Project Revenue Bonds..         07/01/15           5.875          5,817,570
    2,200  Salinas Capital
            Improvement Projects
            Certificates of
            Participation Series A.         10/01/28           5.700          2,299,572
    1,300  San Diego Industrial
            Development Revenue
            Bonds San Diego Gas &
            Electric Series A......         09/01/18           6.400          1,399,918
    6,000  San Diego Industrial
            Development Revenue
            Bonds San Diego Gas &
            Electric Series A (MBIA
            Insured)...............         09/01/18           6.100          6,535,740
    1,375  San Diego Public
            Facilities Financing
            Authority Sewer Revenue
            Bonds Series A (FGIC
            Insured)...............         05/15/27           5.250          1,399,929
    3,000  San Francisco City and
            County Airport
            Commission
            International Airport
            Revenue Bonds Second
            Series Issue 8A (FGIC
            Insured)...............         05/01/20           6.250          3,300,270
    3,850  San Francisco City and
            County Airport
            Commission
            International Airport
            Revenue Bonds Second
            Series Issue 16A (FSA
            Insured)...............         05/01/13           5.500          4,114,264
    2,650  San Jose Santa Clara
            Water Financing
            Authority Sewer Revenue
            Bonds Series A (FGIC
            Insured)...............         11/15/15           5.375          2,775,928
    4,250  San Jose Unified School
            District Santa Clara
            County Series B (FGIC
            Insured)...............         08/01/17           5.200#         1,664,895
      960  San Ysidro School
            District (AMBAC
            Insured)...............         08/01/21           6.125          1,089,082
    5,485  Santa Ana Financing
            Authority Revenue Bonds
            South Harbor Boulevard
            Series B
            (MBIA Insured)(1)......         09/01/19           5.125          5,433,989
    5,000  Santa Monica Parking
            Authority Revenue
            Bonds..................         07/01/16           6.375          5,436,100
    2,000  Southern California
            Public Power Authority
            Transmission
            Project Revenue Bonds..         07/01/20           5.500          2,054,500
    5,740  Torrance Redevelopment
            Agency Tax Allocation
            Senior Lien Series C
            (MBIA Insured)(1)......         09/01/18           5.450          5,857,268
    2,050  Virgin Islands Water &
            Power Authority........   07/01/13 to 07/01/18 5.125 to 5.500     2,059,931
                                                                           ------------

 Total Investments (cost --
  $156,690,702) -- 106.38%..........                                        161,719,424
 Liabilities in excess of other
 assets -- (6.38)%..................                                         (9,703,584)
                                                                           ------------
 Net Assets -- 100.00%..............                                       $152,015,840
                                                                           ============

---------
* Variable rate demand notes and variable rate certificates of participation which are payable on demand. The maturity dates shown are the next interest rate reset date; the interest rate shown is the current rate as of February 28, 1999.
+ Entire principal amount pledged as collateral for futures transactions. ++Illiquid security representing 1.4% of net assets.
# Yield to maturity at purchase date on zero coupon bond.
(1) Purchased on a forward commitment basis.
(2) Maturity date reflects earliest date bond will be put back to issuer.
(3) Yield to put date on zero coupon bond.
AMBAC - American Municipal Bond Assurance Corporation
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance Incorporated
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance
Futures Contracts

 Number of                                       In      Expiration  Unrealized
 Contracts         Contracts to Buy         Exchange For    Date    Appreciation
 --------- -------------------------------  ------------ ---------- ------------
     20    Municipal Bond Futures.........   $2,473,750   June 99     $10,000
                                                                      =======

                 See accompanying notes to financial statements

PaineWebber National Tax-Free Income Fund
Portfolio of Investments                                       February 28, 1999

 Principal
  Amount                                    Maturity          Interest
   (000)                                     Dates             Rates          Value
 ---------                            -------------------- --------------  ------------
 Municipal Bonds and Notes -- 98.82%
 Alabama -- 0.36%
  $ 1,000  Courtland Industrial
            Development Board
            Industrial Development
            Revenue Champion
            International..........         12/01/13           7.200%      $  1,092,470
                                                                           ------------
 Alaska -- 0.59%
    1,460  Alaska Industrial
            Development & Export
            Authority Power Revenue
            Upper Lynn Canal
            Regional Power.........         01/01/12           5.700          1,440,407
      320  Alaska State Housing
            Finance Corporation....         06/01/22           7.100            338,518
                                                                           ------------
                                                                              1,778,925
                                                                           ------------
 Arizona -- 2.35%
    3,700  Phoenix General
            Obligation.............         07/01/16           6.250          4,316,938
    2,500  Tucson Arizona Airport
            Authority Lockheed
            Aermod Center
            Incorporated...........         09/01/19           8.700          2,706,800
                                                                           ------------
                                                                              7,023,738
                                                                           ------------
 Arkansas -- 0.67%
    2,000  Little Rock Arkansas
            Capital Improvement
            Revenue Parks &
            Recreation Project
            Series A...............         01/01/18           5.700          2,012,700
                                                                           ------------
 California -- 3.20%
      160  California State (FGIC
            Insured)...............         11/01/12           7.000            186,808
    5,035  Escondido California
            Union High School
            District Capital
            Appreciation Refunding
            (MBIA Insured).........   11/01/12 to 11/01/13 4.730 to 4.780#    2,594,261
    1,920  Long Beach Aquarium of
            The Pacific California
            Revenue................         07/01/23           6.125          2,024,256
    4,500  Sacramento Power
            Authority Cogeneration
            Project Revenue........         07/01/15           5.875          4,759,830
                                                                           ------------
                                                                              9,565,155
                                                                           ------------
 Colorado -- 0.99%
    1,650  Black Hawk Colorado
            Device Tax Revenue.....   12/01/12 to 12/01/21 5.500 to 5.625     1,651,350
    1,205  Colorado Housing Finance
            Authority..............         08/01/23           7.200          1,303,424
                                                                           ------------
                                                                              2,954,774
                                                                           ------------
 Connecticut -- 0.52%
    1,500  Mashantucket Western
            Pequot Tribe
            Connecticut Special
            Revenue (1)............         09/01/12           5.700          1,550,325
                                                                           ------------
 District of Columbia -- 0.03%
      100  District of Columbia
            General Obligation.....         03/01/99           3.250*           100,000
                                                                           ------------
 Florida -- 1.91%
    2,000  Hillsborough County
            Florida Industrial
            Development Authority
            Pollution Control
            Revenue................         05/01/22           8.000          2,283,580
    3,000  Plant City Utility
            Systems Revenue (MBIA
            Insured)...............         10/01/15           6.000          3,427,110
                                                                           ------------
                                                                              5,710,690
                                                                           ------------

PaineWebber National Tax-Free Income Fund

 Principal
  Amount                                    Maturity          Interest
   (000)                                     Dates             Rates         Value
 ---------                            -------------------- -------------- ------------
 Municipal Bonds and Notes
 (continued)
 Georgia -- 6.17%
  $ 5,000  Conyers Water and Sewage
            Revenue (AMBAC
            Insured)...............         07/01/15           6.600%     $  5,729,550
    3,000  Georgia Municipal
            Electric Authority
            Power Revenue..........         01/01/12           6.250         3,444,450
    8,000  Hall County School
            District (Pre-refunded
            with U.S. Government
            Securities to 12/01/04
            @ 102) (AMBAC Insured).         12/01/14           6.700         9,305,360
                                                                          ------------
                                                                            18,479,360
                                                                          ------------
 Hawaii -- 0.37%
    1,000  Hawaii State Department
            Budget and Finance
            Special Purpose Revenue
            (MBIA Insured).........         05/01/26           6.200         1,100,170
                                                                          ------------
 Idaho -- 0.46%
    1,285  Idaho Housing Agency
            (FHA Insured)..........         07/01/24           7.500         1,363,629
                                                                          ------------
 Illinois -- 12.93%
    2,500  Chicago Series A2 (AMBAC
            Insured)...............         01/01/15           6.250         2,904,950
   14,500  Illinois Board of
            Education Chicago
            School Reform (AMBAC
            Insured)...............   12/01/17 to 12/01/30 5.250 to 5.800   14,990,210
    1,000  Illinois Board of
            Education Chicago
            School Reform (MBIA
            Insured)...............         12/01/12           6.250         1,166,800
    4,335  Illinois Development
            Finance Authority
            Citizens Utilities.....         08/01/20           7.150         4,541,563
    3,625  Illinois Development
            Finance Authority
            Revenue Refunding
            Community Rehab
            Providers A............   07/01/09 to 07/01/15 5.900 to 6.000    3,790,491
    1,000  Illinois Educational
            Facilities Authority
            Revenue Augustana
            College Refunding......         10/01/13           5.000           982,680
      660  Illinois Health
            Facilities Authority
            Revenue Evangelical
            Hospital...............         04/15/17           6.750           780,133
    2,000  Metropolitan Pier &
            Exposition Authority
            (Illinois) McCormick
            Place Convention
            Complex................         07/01/26           7.000         2,434,600
    1,170  Northern Illinois
            University (Pre-
            refunded with U.S.
            Government Securities
            to 10/01/09 @ 100).....         04/01/13           10.400        1,704,023
    4,620  Regional Transportation
            Authority (Pre-refunded
            with U.S. Government
            Securities to 06/01/04
            @ 102) (FGIC Insured)..         06/01/14           7.100         5,401,104
                                                                          ------------
                                                                            38,696,554
                                                                          ------------
 Indiana -- 4.14%
    2,550  East Chicago Indiana
            Multi School Building
            Corporation (AMBAC
            Insured)...............         07/15/14           5.500         2,666,280
    3,000  Indiana Health Facility
            Finance Authority
            Methodist Hospital of
            Indiana................         09/01/15           5.750         3,300,750
    6,000  Indianapolis Indiana
            Airport Authority
            Revenue Special
            Facility United Air
            Lines Project Series A.         11/15/31            6.50         6,432,000
                                                                          ------------
                                                                            12,399,030
                                                                          ------------
 Kansas -- 1.76%
    5,000  Kansas State Department
            Transportation Highway
            Revenue................         03/01/13           5.375         5,268,600
                                                                          ------------
 Massachusetts -- 7.96%
   21,190  Massachusetts State
            Turnpike Authority
            Metropolitan Highway
            Systems Revenue (MBIA
            Insured)...............         01/01/27           5.000        20,721,277
    3,000  Massachusetts State
            Water Resources
            Authority (MBIA
            Insured)...............         11/01/15           5.500         3,110,640
                                                                          ------------
                                                                            23,831,917
                                                                          ------------

PaineWebber National Tax-Free Income Fund

 Principal
  Amount                                         Maturity Interest
   (000)                                          Dates    Rates      Value
 ---------                                       -------- -------- ------------
 Municipal Bonds and Notes (continued)
 Michigan -- 0.69%
  $ 1,915  Royal Oak Hospital Finance
            Authority William Beaumont
            Hospital..........................   01/01/19  6.625%  $  2,064,772
                                                                   ------------
 New Hampshire -- 0.63%
    1,275  New Hampshire Higher Educational &
            Health Facilities Authority
            Revenue New Hampshire College.....   01/01/07  5.950      1,363,052
      500  New Hampshire Industrial
            Development Authority Central
            Maine Power Company...............   05/01/14  7.375        537,865
                                                                   ------------
                                                                      1,900,917
                                                                   ------------
 New Jersey -- 6.33%
    2,500  New Jersey Economic Development
            Authority Economic Development
            Revenue...........................   04/01/18  6.375      2,583,175
    1,890  New Jersey Housing General
            Resolution Series A...............   11/01/04  6.700      2,009,486
   12,000  New Jersey State Turnpike Authority
            (MBIA Insured)....................   01/01/16  6.500     14,337,720
                                                                   ------------
                                                                     18,930,381
                                                                   ------------
 New York -- 15.65%
    4,350  Long Island Power Authority New
            York Electric Systems Revenue
            General Series A..................   12/01/29  5.500      4,484,371
    4,500  New York City Series D.............   08/01/17  5.375      4,639,365
    3,000  New York City Industrial
            Development Bonds Brooklyn Navy
            Yard..............................   10/01/36  5.750      3,076,440
    4,960  New York City Municipal Water
            Finance Authority Water & Sewer
            Systems Revenue
            Series A..........................   06/15/12  7.100      5,388,792
    3,691  New York State Energy Research &
            Development Long Island Lighting..   02/01/22  7.150      3,896,896
    2,780  New York State Energy Research &
            Development Authority Electric
            Facilities Revenue Series A.......   06/01/20  7.150      3,048,078
      525  New York State Energy Research &
            Development Authority Electric
            Facilities Revenue Series B.......   09/01/19  7.150        576,345
      300  New York City Municipal Water
            Finance Authority.................   03/01/99  3.150*       300,000
    2,400  New York State Environmental
            Facilities Corporation State Water
            Pollution Control.................   06/15/14  6.875      2,731,656
    3,600  New York State Environmental
            Facilities Corporation State Water
            Pollution Control
            (Pre-refunded with U.S. Government
            Securities to 06/15/04 @ 101.50)..   06/15/14  6.875      4,167,324
    3,825  New York State Local Government
            Assistance Corporation............   04/01/14  6.000      4,362,566
    3,000  New York State Thruway Authority
            Highway & Bridge Trust Fund Series
            B.................................   04/01/14  5.250      3,138,240
    1,000  Port Authority of New York & New
            Jersey Kennedy International
            Airport Cogeneration Project 4th
            Installment Project...............   10/01/11  6.750      1,109,470
    3,100  Triborough Bridge & Tunnel
            Authority.........................   01/01/10  7.100      3,341,366
    2,550  Triborough Bridge & Tunnel
            Authority New York Revenues
            General Purpose...................   01/01/27  5.200      2,571,344
                                                                   ------------
                                                                     46,832,253
                                                                   ------------
 North Carolina -- 1.76%
    3,400  North Carolina Eastern Municipal
            Power Agency (MBIA Insured).......   01/01/13  7.000      4,216,714
    1,000  North Carolina Housing Finance
            Agency............................   03/01/18  6.200      1,060,890
                                                                   ------------
                                                                      5,277,604
                                                                   ------------
 North Dakota -- 0.12%
      340  North Dakota State Housing Finance
            Agency Revenue....................   07/01/16  6.300        365,299
                                                                   ------------

PaineWebber National Tax-Free Income Fund

 Principal
  Amount                                    Maturity          Interest
   (000)                                     Dates             Rates         Value
 ---------                            -------------------- -------------- ------------
 Municipal Bonds and Notes
 (continued)
 Ohio -- 5.33%
  $ 1,145  Butler County
            Transportation
            Improvement District
            (FSA Insured)..........         04/01/11           6.000%     $  1,292,797
    6,000  Cleveland Airport
            Special Revenue
            Refunding Continental
            Airlines Incorporated..         12/01/08           5.500         6,071,280
    2,250  Cleveland Public Power
            Systems Revenue........         11/15/17           7.000         2,465,572
    6,000  Ohio State Water
            Development Authority
            Solid Waste Disposal
            Revenue Bay Shore Power
            Project................         09/01/20           5.875         6,119,160
                                                                          ------------
                                                                            15,948,809
                                                                          ------------
 Pennsylvania -- 2.09%
    3,365  Beaver County
            Pennsylvania Pollution
            Control Revenue........         06/01/21           7.000         3,648,737
    2,500  Philadelphia Water &
            Wastewater Revenue
            Refunding Series 1999..         12/15/06           5.000         2,602,050
                                                                          ------------
                                                                             6,250,787
                                                                          ------------
 Puerto Rico -- 0.56%
    1,500  Puerto Rico Commonwealth
            (MBIA Insured).........         07/01/15           5.650         1,666,665
                                                                          ------------
 South Carolina -- 3.06%
    1,000  Charleston Waterworks &
            Sewer Revenue (AMBAC
            Insured)...............         01/01/16           6.000         1,072,810
    7,600  Piedmont Municipal Power
            Agency (MBIA Insured)..         01/01/23           4.000         6,481,660
    1,500  South Carolina State
            Housing Finance
            Development Single
            Family Mortgage
            Purchase...............         07/01/18           5.500         1,603,785
                                                                          ------------
                                                                             9,158,255
                                                                          ------------
 Texas -- 11.51%
    4,850  Alliance Airport
            Authority Incorporated
            Texas Special
            Facilities Revenue
            America Airlines
            Incorporated Project...         12/01/29           7.500         5,200,461
    3,000  Austin Utility Systems
            Revenue (AMBAC
            Insured)++.............         11/15/12           6.750         3,671,250
    1,200  Guadalupe Blanco River
            Authority Central Tax
            Power..................         03/01/99           3.200*        1,200,000
    6,575  Harris County Lease (1).   05/15/02 to 05/01/14 5.400 to 5.900    6,854,134
      710  Harris County Toll Road
            Authority (AMBAC
            Insured)...............         08/15/17           6.500           780,794
    1,315  Hereford Texas
            Independent School
            District Public
            Facility Corporation
            School Facility Lease
            Revenue................         08/15/13           5.125         1,331,490
    1,500  Port Arthur Texas
            Navigation District
            (AMBAC Insured)........         03/01/12           5.125#          809,115
    1,295  San Antonio Texas
            Certificate of
            Obligation Series A....         02/01/15           5.250         1,340,558
    1,425  San Antonio Texas
            General Obligation
            Series A...............         02/01/15           5.250         1,475,131
      355  Texas State Prerefunded
            Water Development
            Board..................         08/01/18           5.750           390,543
    2,345  Texas State Public
            Property Finance
            Corporation Revenue
            Mental Health..........         09/01/03           5.400         2,391,009
    8,000  Texas State Turnpike
            Authority North Thruway
            Revenue President
            George Bush Turnpike
            (FGIC Insured).........         01/01/25           5.000         7,840,240
    1,085  Texas State Unrefunded
            Water Development
            Board..................         08/01/18           5.750         1,173,167
                                                                          ------------
                                                                            34,457,892
                                                                          ------------
 Utah -- 0.19%
      520  Utah State Housing
            Finance Agency (FHA
            Insured)...............         01/01/11           6.450           556,260
                                                                          ------------

PaineWebber National Tax-Free Income Fund

 Principal
  Amount                                    Maturity          Interest
   (000)                                     Dates             Rates         Value
 ---------                            -------------------- -------------- ------------
 Municipal Bonds and Notes
 (concluded)
 Virginia -- 2.19%
  $  500   Peninsula Ports
            Authority Virginia
            Hospital Facility
            Revenue (FHA Insured)..         08/01/23           8.700%     $    536,375
   4,800   Pittsylvania County
            Virginia Industrial
            Development Authority
            Revenue (1)............         01/01/10           7.650         5,362,464
     600   Hampton Roads Medical
            College................         11/15/16           6.875           645,870
                                                                          ------------
                                                                             6,544,709
                                                                          ------------
 Wyoming -- 3.79%
   1,500   Lincoln County Pollution
            Control Revenue Exxon
            Project A..............         03/01/99           3.100*        1,500,000
   9,000   Sweetwater County Solid
            Waste Disposal Revenue
            FMC Corporation
            Project................         06/01/24           7.000         9,853,110
                                                                          ------------
                                                                            11,353,110
                                                                          ------------
 U.S. Virgin Islands -- 0.51%
   1,525   Virgin Islands Water &
            Power Authority Water
            Systems Revenue........   07/01/12 to 07/01/17 5.250 to 5.500    1,512,968
                                                                          ------------
 Total Investments (cost --
  $280,870,937) -- 98.82%...........                                       295,748,718
           Other assets in excess of
 liabilities -- 1.18%...............                                         3,530,103
                                                                          ------------
 Net Assets -- 100.00%..............                                      $299,278,821
                                                                          ============

---------
* Variable rate demand notes and variable rate certificates of participation which are payable on demand. The maturity dates shown are the next interest rate reset dates; the interest rates shown are the current rates as of February 28, 1999.
# Zero coupon bond interest rate reflects yield to maturity at date of purchase.
++ Purchased on a forward commitment basis.
(1) Illiquid securities representing 4.60% of net assets.
AMBAC - American Municipal Bond Assurance Corporation
FGIC - Financial Guaranty Insurance Company
FHA - Federal Housing Authority
FSA - Financial Security Assurance Incorporated
MBIA - Municipal Bond Investors Assurance


                 See accompanying notes to financial statements

PaineWebber Municipal High Income Fund
Portfolio of Investments                                       February 28, 1999

 Principal
  Amount                                    Maturity          Interest
   (000)                                     Dates             Rates         Value
 ---------                            -------------------- -------------- ------------

 Municipal Bonds and Notes -- 98.57%
 Alaska -- 1.30%
  $1,445   Alaska Industrial
            Development & Export
            Authority Power Revenue
            Upper Lynn Canal
            Regional Power.........         01/01/32           5.875%     $  1,432,400
                                                                          ------------
 Arizona -- 0.27%
     300   Pinal County Arizona
            Industrial Development
            Authority
            Pollution Control
            Revenue................         03/01/99           3.200*          300,000
                                                                          ------------
 Arkansas -- 1.37%
   1,500   Little Rock Arkansas
            Capital Improvement
            Revenue
            Parks & Recreation
            Projects Series A......         01/01/18           5.700         1,509,525
                                                                          ------------
 California -- 7.88%
     350   Duarte California
            Redevelopment Agency
            Tax Allocation
            Refunding
            Davis Addition Project.         09/01/14           6.700           373,114
   3,000   Lake Elsinore California
            Public Financing
            Authority Local Agency
            Revenue................         09/01/20           7.100         3,236,400
   1,000   Lake Elsinore California
            Recreation Authority
            Revenue
            Public Facilities
            Project Series A.......         02/01/17           7.100         1,044,560
   2,975   Long Beach Aquarium of
            the Pacific California
            Revenue................         07/01/15           6.125         3,155,047
     800   Poway Community
            Facilities District
            Parkway Business
            Center.................         08/15/15           6.750           872,352
                                                                          ------------
                                                                             8,681,473
                                                                          ------------
 Colorado -- 4.31%
   1,500   Black Hawk Colorado
            Device Tax Revenue.....         12/01/21           5.625         1,484,670
   3,000   Hyland Hills
            Metropolitan Park and
            Recreation District....         12/15/15           6.750         3,268,590
                                                                          ------------
                                                                             4,753,260
                                                                          ------------
 Georgia -- 1.04%
     100   Burke County Georgia
            Development Authority
            Pollution Control
            Revenue
            Daily Georgia Power
            Company Plant..........         03/01/99           3.150*          100,000
   1,000   Development Authority of
            Effingham County Fort
            Howard Paper
            (assumed by Fort James
            Corporation)...........         10/01/05           7.900         1,047,460
                                                                          ------------
                                                                             1,147,460
                                                                          ------------
 Illinois -- 7.55%
   1,100   Chicago Illinois O'Hare
            International Airport
            Special Facility
            Revenue
            United Air Lines
            Project Series A.......         09/01/16           5.350         1,095,039
     750   Illinois Educational
            Facilities Authority
            Revenue Augustana
            College................         10/01/18           5.250           733,800
     750   Illinois Educational
            Facilities Authority
            Revenue Columbia
            College................         12/01/17           6.875           822,735
   1,750   Illinois Educational
            Facilities Authority
            Revenue Columbia
            College
            (Pre-refunded with U.S.
            Government Securities
            to 12/01/04 @ 100).....         12/01/17           6.875         2,020,200
   3,000   Metropolitan Pier &
            Exposition Authority
            (Illinois) McCormick
            Place
            Convention Complex.....         07/01/26           7.000         3,651,900
                                                                          ------------
                                                                             8,323,674
                                                                          ------------
 Indiana -- 12.57%
   1,300   Crawfordsville Economic
            Development Authority
            Kroger Co..............         11/01/12           7.700         1,444,066
   4,000   Indiana State
            Development Finance
            Authority Inland Steel
            Corporation............         11/01/11           7.250         4,167,880

PaineWebber Municipal High Income Fund

 Principal
  Amount                                    Maturity          Interest
   (000)                                     Dates             Rates         Value
 ---------                            -------------------- -------------- ------------

 Municipal Bonds and Notes
 (continued)
 Indiana -- (concluded)
  $2,500   Indianapolis Airport
            Authority Federal
            Express................         01/15/17           7.100%     $  2,798,475
   3,000   Indianapolis Indiana
            Airport Authority
            Revenue Special
            Facilities
            United Air Lines
            Project Series A.......         11/15/31           6.500         3,216,000
   2,000   Wabash Solid Waste
            Disposal Jefferson
            Smurfit Corporation
            Project................         06/01/26           7.500         2,233,080
                                                                          ------------
                                                                            13,859,501
                                                                          ------------
 Kansas -- 0.22%
     250   Shawnee County Kansas
            Certificates
            Participation Community
            Mental Health Center
            Incorporated...........         07/01/19           5.350           239,985
                                                                          ------------
 Kentucky -- 3.95%
   2,200   Ashland Sewage and Solid
            Waste Ashland
            Incorporated Project+..         02/01/22           7.125         2,479,048
   1,250   Kenton County Airport
            Board Delta Airlines...         02/01/21           7.125         1,343,675
     440   Russell Health Financing
            Authority Franciscan
            Sisters of the Poor
            Health System..........         07/01/15           8.100           528,035
                                                                          ------------
                                                                             4,350,758
                                                                          ------------
 Louisiana -- 2.95%
   1,000   Pointe Coupee Parish
            Gulf States Utilities..         03/01/13           6.700         1,064,050
   2,000   West Feliciana Parish
            Gulf States Utilities..         12/01/14           7.700         2,182,000
                                                                          ------------
                                                                             3,246,050
                                                                          ------------
 Massachusetts -- 0.82%
     890   Agawam Resource Recovery
            Springfield Project....         12/01/08           8.500           902,246
                                                                          ------------
 Michigan -- 0.09%
     100   Delta County Michigan
            Economic Development
            Corporation
            Environmental
            Improvement Revenue....         03/01/99           3.250*          100,000
                                                                          ------------
 Minnesota -- 0.18%
     200   Beltrami County
            Minnesota Environmental
            Control Revenue
            Northwood Panelboard
            Company Project........         03/01/99           3.200*          200,000
                                                                          ------------
 Mississippi -- 2.23%
   2,400   Jones County Mississippi
            Solid Waste Disposal
            Revenue
            International Paper
            Company Project........         10/01/21           5.800         2,459,040
                                                                          ------------
 New Hampshire -- 4.53%
   1,690   New Hampshire Higher
            Educational & Health
            Facilities Authority
            Revenue
            New Hampshire College..         01/01/16           6.300         1,770,647
   3,000   New Hampshire Industrial
            Development Authority
            Central Maine Power
            Company................         05/01/14           7.375         3,227,190
                                                                          ------------
                                                                             4,997,837
                                                                          ------------

PaineWebber Municipal High Income Fund

 Principal
  Amount                                      Maturity          Interest
   (000)                                       Dates             Rates         Value
 ---------                              -------------------- -------------- ------------

 Municipal Bonds and Notes (continued)
 New Jersey -- 6.65%
  $5,000   New Jersey Economic
            Development Authority
            Kapkowski Road Landfill..         04/01/18           6.500%     $  5,167,300
   2,000   New Jersey Economic
            Development Authority
            Vineland Cogeneration
            L.P. Project.............         06/01/19           7.875         2,162,800
                                                                            ------------
                                                                               7,330,100
                                                                            ------------
 New York -- 8.13%
   2,000   New York City Industrial
            Development Agency
            Laguardia Associates L.P.
            Project..................         11/01/28           6.000         1,970,900
   1,250   New York City Industrial
            Development Agency
            Special Facilities
            Revenue American Airlines
            Incorporated Project.....   07/01/19 to 08/01/24 5.400 to 6.900    1,354,205
   3,500   Port Authority New York &
            New Jersey Kennedy
            International Airport
            Cogeneration Project 4th
            Installment Project......         10/01/11           6.750         3,883,145
   1,750   Suffolk County New York
            Industrial Development
            Agency
            Nissequogue Cogen Partners
            Facility.................   01/01/13 to 01/01/23 5.300 to 5.500    1,751,605
                                                                            ------------
                                                                               8,959,855
                                                                            ------------
 Ohio -- 5.69%
   3,000   Dayton Emery Air Freight..         10/01/09           6.200         3,209,820
   3,000   Ohio State Water
            Development Authority Bay
            Shore Power Project......         09/01/20           5.875         3,059,580
                                                                            ------------
                                                                               6,269,400
                                                                            ------------
 Pennsylvania -- 2.51%
   1,500   Beaver County Industrial
            Development Authority
            Toledo Edison............         05/01/20           7.750         1,719,990
   1,000   Northeastern Pennsylvania
            Hospital and Education
            Authority College
            Revenue..................         07/15/18           6.000         1,043,490
                                                                            ------------
                                                                               2,763,480
                                                                            ------------
 Texas -- 5.77%
     212   Department of Transport
            Project State of Texas
            Municipal Bond(1)........         09/15/12           7.000           218,873
   1,875   El Paso International
            Airport Marriott Hotel...         03/01/22           7.875         1,994,231
   2,000   Harris County Texas Lease
            Agreement(1).............         05/01/14           5.800         2,106,660
   2,000   Houston Texas Airport
            Systems Revenue Special
            Facilities Continental
            Airlines.................         07/15/17           6.125         2,042,800
                                                                            ------------
                                                                               6,362,564
                                                                            ------------
 Utah -- 2.47%
   2,500   Tooele County Utah
            Hazardous Waste Disposal
            Revenue..................         08/01/10           6.750         2,722,800
                                                                            ------------
 Virginia -- 7.58%
   3,860   Alexandria Virginia
            Redevelopment and Housing
            Authority Multi-Family
            Housing Revenue Mortgage
            Buckingham Village
            Apartments...............         01/01/29           5.500         3,795,770
   1,175   Loudoun County Industrial
            Development Authority
            Dulles Airport Marriott
            Hotel....................         09/01/15           7.125         1,286,237
     500   Peninsula Ports Authority
            Virginia Hospital
            Facility Revenue (FHA
            Insured).................         08/01/23           8.700           536,375
   2,500   Pittsylvania County
            Virginia Industrial
            Development Authority
            Revenue(1)...............         01/01/14           7.500         2,734,350
                                                                            ------------
                                                                               8,352,732
                                                                            ------------
 Washington -- 1.41%
   1,500   Pilchuck Development
            Public Corporation
            Revenue Special
            Facilities Airport
            Revenue..................         08/01/23           6.000         1,550,670
                                                                            ------------

PaineWebber Municipal High Income Fund

 Principal
  Amount                                    Maturity          Interest
   (000)                                     Dates             Rates         Value
 ---------                            -------------------- -------------- ------------

 Municipal Bonds and Notes
 (concluded)
 West Virginia -- 1.96%
  $1,900   Harrison County
            Commercial Development
            Bonds Kroger Company...         11/01/14           8.100%     $  2,156,899
                                                                          ------------
 Wisconsin -- 3.68%
   3,900   Janesville Industrial
            Development Revenue
            Bonds Simmons
            Manufacturing Company
            Paramount
            Communications.........         10/15/17           7.000         4,059,237
                                                                          ------------
 Wyoming -- 0.09%
     100   Lincoln County Pollution
            Control Revenue Exxon
            Project A..............         03/01/99           3.100*          100,000
                                                                          ------------
 U.S. Virgin Islands -- 1.37%
   1,520   Virgin Islands Water and
            Power Authority Water
            Systems Revenue
            Refunding..............   07/01/09 to 07/01/17 5.000 to 5.500    1,508,391
                                                                          ------------
          Total Investments (cost --
  $104,249,733) -- 98.57%...........                                       108,639,337
           Other assets in excess of
 liabilities -- 1.43%...............                                         1,576,339
                                                                          ------------
 Net Assets -- 100.00%..............                                      $110,215,676
                                                                          ============

---------
* Variable rate demand notes and variable rate certificates of participation which are payable on demand. The maturity dates shown are the next interest rate reset dates; the interest rates shown are the current rates as of February 28, 1999.
+ Entire principal amount pledged as collateral for futures transactions.
(1) Illiquid securities representing 4.6% of net assets.
FHA -- Federal Housing Authority

Futures Contracts

 Number of                                       In      Expiration  Unrealized
 Contracts         Contracts to Buy         Exchange For    Date    Appreciation
 --------- -------------------------------  ------------ ---------- ------------
     21    Municipal Bond Futures.........   $2,597,438   June 99     $11,156
                                                                      =======


                 See accompanying notes to financial statements

PaineWebber New York Tax-Free Income Fund
Portfolio of Investments                                       February 28, 1999

 Principal
  Amount                                    Maturity          Interest
   (000)                                     Dates             Rates         Value
 ---------                            -------------------- -------------- -----------
 Municipal Bonds and Notes -- 98.82%
 New York -- 90.25%
  $1,000   Erie County Water
            Revenue Authority
            (AMBAC Insured)........         12/01/14           6.750%     $ 1,206,220
   1,000   Huntington New York
            Refunding..............         04/01/13           5.500        1,065,680
   1,600   Long Island Power
            Authority New York
            Electric Systems
            Revenue General Series
            A......................         12/01/26           5.250        1,607,984
   1,500   New York City Series D..         08/01/17           5.375        1,546,455
   2,100   New York City (FGIC
            Insured) Series J......         02/15/26           5.500        2,199,855
   1,000   New York City Industrial
            Development Bonds
            Brooklyn Navy Yard.....         10/01/36           5.750        1,025,480
   1,900   New York City Industrial
            Development Bonds Japan
            Airlines Company.......         11/01/15           6.000        2,045,996
   1,730   New York City Industrial
            Development Bonds
            Lighthouse Project.....         07/01/22           6.500        1,911,685
     545   New York City Municipal
            Water Finance Authority
            Water & Sewer Systems
            Revenue................         06/15/12           7.100          592,115
     100   New York City Municipal
            Water Finance Authority
            Water & Sewer Systems
            Revenue................         06/15/23           3.150          100,000
   1,500   New York City Municipal
            Water Finance Authority
            Water & Sewer Systems
            Revenue (MBIA Insured).         06/15/27           5.500        1,573,335
   1,000   New York City Industrial
            Development Agency
            Special Facility
            Revenue................         07/01/19           5.400        1,011,340
     680   New York State Energy
            Research And
            Development Authority
            Electric Facilities
            Revenue Long Island
            Lighting A Remarketed..         12/01/20           7.150          756,286
   1,000   New York State Series A.         03/15/11           5.700        1,074,200
   1,000   New York State (AMBAC
            Insured)...............         06/15/10           6.000        1,103,770
   1,000   New York State Dormitory
            Authority Revenue Bonds
            City University of New
            York+..................         07/01/16           5.625        1,075,480
   1,000   New York State Dormitory
            Authority Revenue Bonds
            City University Of New
            York...................         07/01/28           5.000          965,620
      40   New York State Dormitory
            Authority Revenue Bonds
            Fordham University
            (AMBAC Insured)........         07/01/15           7.200           42,678
     700   New York State Dormitory
            Authority Revenue Bonds
            State University of New
            York...................         05/15/16           7.000          740,831
   1,500   New York State Dormitory
            Authority Revenues
            Mental Health Services
            Facilities Improvement
            G......................         08/15/13           5.250        1,573,275
     800   New York State Energy
            Research & Development
            Central Hudson Gas &
            Electric (FGIC
            Insured)...............         10/01/14           7.375          842,592
   2,400   New York State Energy
            Research & Development
            Consolidated Edison
            Company................         08/15/20           6.100        2,612,592
     300   New York State Energy
            Research & Development
            Long Island Lighting...         02/01/22           7.150          331,839
     250   New York State Energy
            Research & Development
            Niagara Mohawk (FGIC
            Insured)...............         10/01/13           6.625          271,637
   1,500   New York State
            Environmental
            Facilities Corp. Spring
            Valley Water (AMBAC
            Insured)...............         08/01/24           6.150        1,669,800
      70   New York State
            Environmental
            Facilities Corp. State
            Water Pollution
            Control................         06/15/10           7.250           76,621
      10   New York State Housing
            Finance Agency.........         09/15/12           7.300           11,018
   2,250   New York State Local
            Government Assistance
            Corp. Refunding Series
            B......................         04/01/20           4.875        2,196,292
   1,500   New York State Medical
            Care Facilities
            Hospital and Nursing
            (Huntington Hospital)..         11/01/14           6.500        1,616,355
   2,000   New York State Thruway
            Authority Highway &
            Bridge Trust Fund
            Series B...............         04/01/14           5.250        2,092,160
   1,000   New York State Thruway
            Authority Highway &
            Bridge Trust Fund
            Series C...............         04/01/18           5.000          980,660
   1,025   Niagara Falls (FGIC
            Insured)...............         06/15/08           5.500        1,095,704
      60   Oneida Herkimer New York
            Solid Waste............         04/01/14           6.750           64,269
   1,000   Port Authority of New
            York & New Jersey
            Kennedy International
            Airport Cogeneration
            Project................         10/01/11           6.750        1,109,470
     750   Suffolk County New York
            Industrial Development
            Agency Industrial
            Development Revenue
            Nissequogue Cogen
            Partners Facility......         01/01/13           5.300          748,485
   1,500   Triborough Bridge &
            Tunnel Authority.......   01/01/12 to 01/01/17 5.500 to 6.000   1,682,075
                                                                          -----------
                                                                           40,619,854
                                                                          -----------

PaineWebber New York Tax-Free Income Fund

 Principal
  Amount                                    Maturity          Interest
   (000)                                     Dates             Rates          Value
 ---------                            -------------------- --------------  -----------
 Municipal Bonds and Notes
 (concluded)
 Puerto Rico -- 8.13%
  $2,700   Puerto Rico Commonwealth
            Highway &
            Transportation
            Authority..............   07/01/13 to 07/01/36 5.000 to 6.250% $ 2,842,692
     785   Puerto Rico Industrial
            Medical & Environmental
            Authority Warner
            Lambert................         05/01/14           7.600           814,469
                                                                           -----------
                                                                             3,657,161
                                                                           -----------
 U.S. Virgin Islands -- 0.44%
     200   Virgin Islands Water And
            Power Authority Water
            Systems Revenue
            Refunding..............         07/01/17           5.500           197,934
                                                                           -----------
          Total Investments (cost --
  $42,008,940) -- 98.82%............                                        44,474,949
           Other assets in excess of
 liabilities -- 1.18%...............                                           531,839
                                                                           -----------
 Net Assets -- 100.00%..............                                       $45,006,788
                                                                           ===========

---------
+ Entire principal amount pledged as collateral for futures transactions. AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Federal Guaranty Insurance Corp.
MBIA -- Municipal Bond Investors Assurance

Futures Contracts

 Number of                                       In      Expiration  Unrealized
 Contracts        Contracts to Buy          Exchange For    Date    Appreciation
 --------- ------------------------------   ------------ ---------- ------------
     12    Municipal Bond Futures........    $1,477,500   June 99      $6,374
                                                                       ======



                 See accompanying notes to financial statements

PaineWebber
Statements of Assets and Liabilities                           February 28, 1999

                               California    National    Municipal    New York
                                Tax-Free     Tax-Free       High      Tax-Free
                              Income Fund  Income Fund  Income Fund  Income Fund
                              ------------ ------------ ------------ -----------
Assets
Investments in securities,
 at value (cost--
 $156,690,702, $280,870,937,
 $104,249,733 and
 $42,008,940, respectively).  $161,719,424 $295,748,718 $108,639,337 $44,474,949
Cash........................        39,408       29,354       56,856      66,291
Receivable for investments
 sold.......................     1,056,850    9,007,697    3,937,720     --
Interest receivable.........     2,429,591    3,827,230    1,842,776     575,293
Receivable for shares of
 beneficial interest sold...       129,940       46,392       40,665      29,409
Variation margin receivable.        10,625      --            11,813       6,750
Other assets................        27,910      107,828       90,597      31,023
                              ------------ ------------ ------------ -----------
Total assets................   165,413,748  308,767,219  114,619,764  45,183,715
                              ------------ ------------ ------------ -----------
Liabilities
Payable for investments
 purchased..................    12,919,009    8,594,200    4,000,000     --
Payable for shares of
 beneficial interest
 repurchased................       179,193      197,589      136,805      86,709
Dividends payable...........       101,965      202,593       80,682      28,342
Payable to affiliates.......        79,320      204,445       91,556      20,588
Accrued expenses and other
 liabilities................       118,421      289,571       95,045      41,288
                              ------------ ------------ ------------ -----------
Total liabilities...........    13,397,908    9,488,398    4,404,088     176,927
                              ------------ ------------ ------------ -----------
Net Assets
Beneficial interest--$0.001
 par value (unlimited number
 authorized)................   146,222,446  283,333,401  105,275,294  42,373,303
Accumulated net realized
 gains from investments and
 futures transactions.......       754,672    1,067,639      539,622     161,102
Net unrealized appreciation
 of investments and futures.     5,038,722   14,877,781    4,400,760   2,472,383
                              ------------ ------------ ------------ -----------
Net assets..................  $152,015,840 $299,278,821 $110,215,676 $45,006,788
                              ============ ============ ============ ===========
Class A:
Net assets..................  $119,265,636 $227,150,704 $ 66,771,074 $27,171,343
                              ------------ ------------ ------------ -----------
Shares outstanding..........    10,670,506   19,364,985    6,137,923   2,462,720
                              ------------ ------------ ------------ -----------
Net asset value and
 redemption value per share.        $11.18       $11.73       $10.88      $11.03
                                    ======       ======       ======      ======
Maximum offering price per
 share (net asset value plus
 sales charge of 4.00% of
 offering price)............        $11.65       $12.22       $11.33      $11.49
                                    ======       ======       ======      ======
Class B:
Net assets..................  $ 13,755,851  $24,085,408  $18,675,403 $ 6,012,927
                              ------------ ------------ ------------ -----------
Shares outstanding..........     1,229,885    2,053,977    1,717,525     545,175
                              ------------ ------------ ------------ -----------
Net asset value and offering
 price per share............        $11.18       $11.73       $10.87      $11.03
                                    ======       ======       ======      ======
Class C:
Net assets..................  $ 18,681,871 $ 47,721,787 $ 24,355,138 $11,801,840
                              ------------ ------------ ------------ -----------
Shares outstanding..........     1,672,611    4,068,673    2,239,418   1,069,479
                              ------------ ------------ ------------ -----------
Net asset value and offering
 price per share............        $11.17       $11.73       $10.88      $11.04
                                    ======       ======       ======      ======
Class Y:
Net assets..................  $    312,482 $    320,922 $    414,061 $    20,678
                              ------------ ------------ ------------ -----------
Shares outstanding..........        27,959       27,353       38,054       1,875
                              ------------ ------------ ------------ -----------
Net asset value, offering
 price and redemption value
 per share..................        $11.18       $11.73       $10.88      $11.03
                                    ======       ======       ======      ======

                 See accompanying notes to financial statements

PaineWebber
Statement of Operations

                                     For the Year Ended February 28, 1999
                               --------------------------------------------------
                               California     National    Municipal    New York
                                Tax-Free      Tax-Free      High       Tax-Free
                               Income Fund  Income Fund  Income Fund  Income Fund
                               -----------  ------------ -----------  -----------
Investment income:
Interest.....................  $ 8,176,725  $ 17,236,100 $ 6,468,916  $2,498,752
                               -----------  ------------ -----------  ----------
Expenses:
Investment advisory and
 administration..............      754,659     1,522,045     632,526     273,412
Service fees--Class A........      295,776       571,447     159,618      66,771
Service and distribution
 fees--Class B...............      146,383       273,146     184,576      67,141
Service and distribution
 fees--Class C...............      133,179       361,729     171,032      90,995
Custody and accounting.......       78,070       155,439      55,108      25,004
Legal and audit..............       72,405        77,937      70,161      66,273
State registration...........       51,354        67,369      57,381      44,334
Reports and notices to
 shareholders................       46,990       117,483      45,660      21,275
Transfer agency and service
 fees........................       42,784       137,173      39,146      20,742
Trustees' fees...............       10,500        10,500      10,500      10,500
Other expenses...............       22,651        40,168       4,977       1,725
                               -----------  ------------ -----------  ----------
                                 1,654,751     3,334,436   1,430,685     688,172
Less: Fee waivers from
 adviser.....................     (200,824)      --          --         (112,366)
                               -----------  ------------ -----------  ----------
Net expenses.................    1,453,927     3,334,436   1,430,685     575,806
                               -----------  ------------ -----------  ----------
Net investment income........    6,722,798    13,901,664   5,038,231   1,922,946
                               -----------  ------------ -----------  ----------
Realized and unrealized gains
 (losses) from investment
 activities:
Net realized gains (losses)
 from:
 Investment transactions.....    3,107,363     7,509,246   1,362,352   1,122,408
 Futures transactions........       48,625       176,203     (46,556)    104,729
Net change in unrealized
 appreciation/depreciation
 of:
 Investments.................   (1,814,201)  (6,616,634)  (2,022,521)  (638,759)
 Futures.....................       (3,594)      --           11,156      20,780
                               -----------  ------------ -----------  ----------
Net realized and unrealized
 gains (losses) from
 investment activities.......    1,338,193     1,068,815    (695,569)    609,158
                               -----------  ------------ -----------  ----------
Net increase in net assets
 resulting from operations...  $ 8,060,991  $ 14,970,479 $ 4,342,662  $2,532,104
                               ===========  ============ ===========  ==========


                 See accompanying notes to financial statements

PaineWebber California Tax-Free Income Fund
Statement of Changes in Net Assets

                                                       For the Years Ended
                                                          February 28,
                                                    --------------------------
                                                        1999          1998
                                                    ------------  ------------
From operations:
Net investment income.............................. $  6,722,798  $  6,856,811
Net realized gains from investments and futures
 transactions......................................    3,155,988     5,302,721
Net change in unrealized appreciation/depreciation
 of investments and futures........................   (1,817,795)    1,174,070
                                                    ------------  ------------
Net increase in net assets resulting from
 operations........................................    8,060,991    13,333,602
                                                    ------------  ------------
Dividends and distributions to shareholders from:
Net investment income -- Class A...................   (5,429,352)   (5,468,084)
Net investment income -- Class B...................     (557,752)     (702,870)
Net investment income -- Class C...................     (724,462)     (685,475)
Net investment income -- Class Y...................      (11,232)         (382)
Net realized gains from investment transactions --
  Class A..........................................   (3,272,689)          --
Net realized gains from investment transactions --
  Class B..........................................     (400,415)          --
Net realized gains from investment transactions --
  Class C..........................................     (512,411)          --
Net realized gains from investment transactions --
  Class Y..........................................       (7,943)          --
                                                    ------------  ------------
Total dividends and distributions to shareholders..  (10,916,256)   (6,856,811)
                                                    ------------  ------------
From beneficial interest transactions:
Net proceeds from the sale of shares...............   18,059,890    13,562,128
Cost of shares repurchased.........................  (22,951,550)  (34,717,050)
Proceeds from dividends reinvested.................    5,540,671     3,292,864
                                                    ------------  ------------
Net increase (decrease) in net assets derived from
 beneficial interest transactions..................      649,011   (17,862,058)
                                                    ------------  ------------
Net decrease in net assets.........................   (2,206,254)  (11,385,267)
Net assets:
Beginning of year..................................  154,222,094   165,607,361
                                                    ------------  ------------
End of year........................................ $152,015,840  $154,222,094
                                                    ============  ============

                 See accompanying notes to financial statements

PaineWebber National Tax-Free Income Fund
Statement of Changes in Net Assets

                                                        For the Years Ended
                                                           February 28,
                                                     --------------------------
                                                         1999          1998
                                                     ------------  ------------
From operations:
Net investment income..............................  $ 13,901,664  $ 15,042,406
Net realized gains from investments and futures
 transactions .....................................     7,685,449     8,074,251
Net change in unrealized appreciation/depreciation
 of investments....................................    (6,616,634)    5,686,557
                                                     ------------  ------------
Net increase in net assets resulting from
 operations........................................    14,970,479    28,803,214
                                                     ------------  ------------
Dividends and distributions to shareholders from:
Net investment income--Class A.....................   (10,791,089)  (11,333,618)
Net investment income--Class B.....................    (1,072,277)   (1,448,904)
Net investment income--Class C.....................    (2,024,190)   (2,247,870)
Net investment income--Class Y.....................       (14,108)      (12,014)
Net realized gains from investment transactions--
 Class A...........................................    (5,560,128)   (1,614,300)
Net realized gains from investment transactions--
 Class B...........................................      (614,087)     (234,614)
Net realized gains from investment transactions--
 Class C...........................................    (1,135,565)     (351,055)
Net realized gains from investment transactions--
 Class Y...........................................        (7,094)       (1,632)
                                                     ------------  ------------
Total dividends and distributions to shareholders..   (21,218,538)  (17,244,007)
                                                     ------------  ------------
From beneficial interest transactions:
Net proceeds from the sale of shares...............    29,885,363    18,067,615
Cost of shares repurchased.........................   (50,116,104)  (93,133,232)
Proceeds from dividends reinvested.................    14,014,344    10,977,802
                                                     ------------  ------------
Net decrease in net assets from beneficial interest
 transactions......................................    (6,216,397)  (64,087,815)
                                                     ------------  ------------
Net decrease in net assets.........................   (12,464,456)  (52,528,608)
Net assets:
Beginning of year..................................   311,743,277   364,271,885
                                                     ------------  ------------
End of year........................................  $299,278,821  $311,743,277
                                                     ============  ============


                 See accompanying notes to financial statements

PaineWebber Municipal High Income Fund
Statement of Changes in Net Assets

                                                        For the Years Ended
                                                           February 28,
                                                     --------------------------
                                                         1999          1998
                                                     ------------  ------------
From operations:
Net investment income..............................  $  5,038,231  $  4,495,846
Net realized gains from investments and futures
 transactions......................................     1,315,796     1,064,838
Net change in unrealized appreciation/depreciation
 of investments and futures........................    (2,011,365)    3,836,633
                                                     ------------  ------------
Net increase in net assets resulting from
 operations........................................     4,342,662     9,397,317
                                                     ------------  ------------
Dividends and distributions to shareholders from:
Net investment income--Class A.....................    (3,208,275)   (2,812,137)
Net investment income--Class B.....................      (783,090)     (806,054)
Net investment income--Class C.....................    (1,030,416)     (877,465)
Net investment income--Class Y.....................       (16,450)         (190)
Net realized gains from investment transactions--
 Class A...........................................       (83,846)          --
Net realized gains from investment transactions--
 Class B...........................................       (24,705)          --
Net realized gains from investment transactions--
 Class C...........................................       (29,688)          --
Net realized gains from investment transactions--
 Class Y...........................................          (492)          --
                                                     ------------  ------------
Total dividends and distributions to shareholders..    (5,176,962)   (4,495,846)
                                                     ------------  ------------
From beneficial interest transactions:
Net proceeds from the sale of shares...............    29,444,970    36,280,293
Cost of shares repurchased.........................   (20,867,956)  (33,150,701)
Proceeds from dividends reinvested.................     3,049,335     2,406,603
                                                     ------------  ------------
Net increase in net assets from beneficial interest
 transactions......................................    11,626,349     5,536,195
                                                     ------------  ------------
Net increase in net assets.........................    10,792,049    10,437,666
Net assets:
Beginning of year..................................    99,423,627    88,985,961
                                                     ------------  ------------
End of year........................................  $110,215,676  $ 99,423,627
                                                     ============  ============

                 See accompanying notes to financial statements

PaineWebber New York Tax-Free Income Fund
Statement of Changes in Net Assets

                                                       For the Years Ended
                                                           February 28,
                                                     -------------------------
                                                        1999         1998
                                                     -----------  ------------
From operations:
Net investment income............................... $ 1,922,946  $  1,962,694
Net realized gains from investments and futures
 transactions.......................................   1,227,137       840,405
Net change in unrealized appreciation/depreciation
 of investments and futures.........................   (617,979)     1,013,915
                                                     -----------  ------------
Net increase in net assets resulting from
 operations.........................................   2,532,104     3,817,014
                                                     -----------  ------------
Dividends and distributions to shareholders from:
Net investment income -- Class A....................  (1,192,008)   (1,065,025)
Net investment income -- Class B....................    (248,634)     (340,912)
Net investment income -- Class C....................    (481,660)     (556,757)
Net investment income -- Class Y....................        (643)      --
Net realized gains from investment transactions --
  Class A...........................................    (609,522)      --
Net realized gains from investment transactions --
  Class B...........................................    (131,564)      --
Net realized gains from investment transactions --
  Class C...........................................    (254,029)      --
Net realized gains from investment transactions --
  Class Y...........................................        (417)      --
                                                     -----------  ------------
Total dividends and distributions to shareholders...  (2,918,477)   (1,962,694)
                                                     -----------  ------------
From beneficial interest transactions:
Net proceeds from the sale of shares................   7,383,454     6,314,160
Cost of shares repurchased..........................  (8,488,955)  (11,342,623)
Proceeds from dividends reinvested..................   2,009,257     1,255,238
                                                     -----------  ------------
Net increase (decrease) in net assets from
 beneficial interest transactions...................     903,756    (3,773,225)
                                                     -----------  ------------
Net increase (decrease) in net assets...............     517,383    (1,918,905)
Net assets:
Beginning of year...................................  44,489,405    46,408,310
                                                     -----------  ------------
End of year......................................... $45,006,788   $44,489,405
                                                     ===========  ============


                 See accompanying notes to financial statements

Notes to Financial Statements
Organization and Significant Accounting Policies
 PaineWebber Mutual Fund Trust ("Mutual Fund Trust") and PaineWebber Municipal Series ("Municipal Series") (collectively, the "Trusts") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and January 28, 1987, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and an open-end non-diversified management investment company, respectively. Mutual Fund Trust has two series:
PaineWebber California Tax-Free Income Fund ("California Tax-Free Income Fund") and PaineWebber National Tax-Free Income Fund ("National Tax-Free Income Fund"). Municipal Series has two series: PaineWebber Municipal High Income Fund ("Municipal High Income Fund") and PaineWebber New York Tax-Free Income Fund ("New York Tax-Free Income Fund") (collectively, the "Funds").
 Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the applicable Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribu-tion plan.
 The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:
 Valuation of Investments--Where market quotations are readily available, port-folio securities are valued thereon, provided such quotations adequately re-flect the fair value of the securities, in the judgment of Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of the Funds. When market quotations are not readily available, securities are valued based upon appraisals received from a pricing service which utilizes a computerized matrix system, or based upon ap-praisals derived from information concerning those securities or similar secu-rities received from recognized dealers in those securities. All other securi-ties are valued at fair value as determined in good faith by or under the di-rection of each Trust's board of trustees. The amortized cost method of valua-tion, which approximates market value, is used to value debt obligations with 60 days or less remaining to maturity, unless the respective Trust's board of trustees determines that this does not represent fair value.
 Investment Transactions and Investment Income--Investment transactions are re-corded on the trade date. Realized gains and losses from investment transac-tions are calculated on the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as ad-justments to interest income and the identified cost of securities.
 Income and expenses (excluding class-specific expenses) are allocated propor-tionately to each class of shares based upon the relative value of dividend el-igible shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Realized and unrealized gains and losses are allocated proportionately to each class of shares based upon the relative value of shares outstanding at the beginning of the day (after adjusting for

Notes to Financial Statements
current capital share activity of the respective class). Class-specific ex-penses are charged directly to the applicable class of shares.
 Futures Contracts--Upon entering into a financial futures contract, the Funds are required to pledge to a broker an amount of cash and/or municipal securi-ties equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequently, payments, known as "variation margin," are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation mar-gin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.
 Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Funds use financial futures contracts in strategies intended to enhance in-come or for hedging purposes. However, imperfect correlations between futures contracts and the portfolio securities being hedged, or market disruptions, do not normally permit full control of these risks at all times.
 Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
Concentration of Risk
 Each Fund follows an investment policy of investing primarily in municipal ob-ligations of various states except for California Tax-Free Income Fund and New York Tax-Free Income Fund which invest primarily in municipal obligations of their respective states. This concentration of investments may subject these Funds to greater risks. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obli-gations held by those Funds.
Bank Line of Credit
 Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for tempo-rary financing until the settlement of sale or purchase of portfolio securi-ties, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. In connection there-with, each Fund has agreed to pay a commitment fee, pro rata, based on the rel-ative asset size of the Funds in the Facility. Interest is charged to each Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended February 28, 1999, the Funds did not borrow under the Facil-ity.
Investment Adviser and Administrator
 Each Trust's board of trustees has approved an Investment Advisory and Admin-istration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contracts, each Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rates of 0.50% of California Tax-Free Income Fund's and National Tax-Free Income Fund's average daily net assets and 0.60% of Municipal High Income Fund's and New York Tax-Free Income Fund's average daily net as-sets. At February 28, 1999, California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund owed Mitchell Hutchins $35,062, $114,877,

Notes to Financial Statements
$50,610 and $3,766, respectively, in investment advisory and administration fees. For the year ended February 28, 1999 Mitchell Hutchins voluntarily waived $200,824 and $112,366 in investment advisory and administration fees from the California Tax-Free Income Fund and New York Tax-Free Income Fund, respective-ly.
Distribution Plans
 Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C shares, each Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at the annual rate of 0.75% and 0.50% of the average daily net assets of Class B and Class C shares, respectively. At February 28, 1999, California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund owed Mitchell Hutchins $44,258, $89,568, $40,946 and $16,822, respectively, in service and distribution fees.
 Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed each Fund that, for the year ended February 28, 1999, it earned $164,517, $209,660, $112,785 and $53,051 in sales charges for the California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund, respective-ly.
Transfer Agency Service Fees
 PaineWebber provides transfer agency related services to each Fund pursuant to a delegation of authority from PFPC Inc., each Funds' transfer agent, and is compensated for these services by PFPC Inc., not the Funds. For the year ended February 28, 1999, PaineWebber received from PFPC Inc., not the Funds, approxi-mately 52%, 50%, 53% and 55% of the total transfer agency and related service fees collected by PFPC Inc. from the California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund, respectively.
Investments in Securities
 For federal income tax purposes, the cost of securities owned at February 28, 1999, was substantially the same as the cost of securities for financial state-ment purposes.
 At February 28, 1999, the components of net unrealized appreciation of invest-ments were as follows:

                                California    National     Municipal    New York
                                 Tax-Free     Tax-Free       High       Tax-Free
                                Income Fund  Income Fund  Income Fund  Income Fund
                                -----------  -----------  -----------  -----------
Gross appreciation
 (investments having an excess
 of value over cost)..........  $5,084,280   $15,244,752  $4,624,571   $2,542,078
Gross depreciation
 (investments having an excess
 of cost over value)..........     (55,558)     (366,971)   (234,967)     (76,069)
                                ----------   -----------  ----------   ----------
Net unrealized appreciation of
 investments..................  $5,028,722   $14,877,781  $4,389,604   $2,466,009
                                ==========   ===========  ==========   ==========

Notes to Financial Statements

 For the year ended February 28, 1999, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                California    National    Municipal   New York
                                 Tax-Free     Tax-Free      High      Tax-Free
                                Income Fund Income Fund  Income Fund Income Fund
                                ----------- ------------ ----------- -----------
Purchases...................... $79,413,321 $133,881,100 $33,900,210 $20,757,389
Sales.......................... $70,447,574 $171,660,196 $27,035,573 $19,654,922

Federal Tax Status
 Each Fund intends to distribute all of its tax-exempt income and any taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provisions for federal income taxes are required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.
 At February 28,1999, National Tax-Free Income Fund had $394,177 of capital loss carryforwards available relating to its acquisition on November 3, 1995 of Mitchell Hutchins/Kidder, Peabody Municipal Bond Fund, which will expire by February 28, 2003. To the extent that any net capital loss carryforwards are used, as provided in the regulations, to offset future capital gains, it is probable that the gains so offset will not be distributed.

Notes to Financial Statements
Shares of Beneficial Interest
 There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                          Class A                  Class B                  Class C               Class Y
                  ------------------------  ----------------------  ------------------------  ----------------
                    Shares       Amount      Shares      Amount       Shares       Amount     Shares   Amount
                  ----------  ------------  --------  ------------  ----------  ------------  ------  --------
California Tax-
 Free Income
 Fund
Year Ended
 February 28,
 1999:
Shares sold.....     740,844  $  8,433,654   420,927  $  4,789,060     407,805  $  4,621,823  18,991  $215,353
Shares
 repurchased....  (1,464,217)  (16,586,563) (299,581)   (3,416,618)   (257,876)   (2,917,520) (2,750)  (30,849)
Shares converted
 from Class B to
 Class A........     403,728     4,561,700  (403,372)   (4,561,700)     --           --         --       --
Dividends
 reinvested.....     379,806     4,285,994    38,923       439,604      70,574       795,963   1,693    19,110
                  ----------  ------------  --------  ------------  ----------  ------------  ------  --------
Net increase
 (decrease).....      60,161  $    694,785  (243,103) $ (2,749,654)    220,503  $  2,500,266  17,934  $203,614
                  ==========  ============  ========  ============  ==========  ============  ======  ========
Year Ended
 February 28,
 1998:
Shares sold.....     604,741  $  6,701,864   397,907  $  4,439,963     207,563  $  2,305,833  10,024  $114,468
Shares
 repurchased....  (2,270,152)  (24,980,957) (467,813)   (5,173,426)   (410,922)   (4,562,667)   --       --
Shares converted
 from Class B to
 Class A........     402,000     4,486,891  (401,712)   (4,486,891)     --           --         --       --
Dividends
 reinvested.....     231,610     2,563,302    26,668       295,042      39,292       434,505       1        15
                  ----------  ------------  --------  ------------  ----------  ------------  ------  --------
Net increase
 (decrease).....  (1,031,801) $(11,228,900) (444,950) $ (4,925,312)   (164,067) $ (1,822,329) 10,025  $114,483
                  ==========  ============  ========  ============  ==========  ============  ======  ========
National Tax-
 Free Income
 Fund
Year Ended
 February 28,
 1999:
Shares sold.....   1,202,289  $ 14,355,836   567,368  $  6,768,383     731,376  $  8,693,315   5,702  $ 67,829
Shares
 repurchased....  (2,772,759)  (32,955,038) (430,222)   (5,122,831) (1,010,512)  (12,035,240)   (251)   (2,995)
Shares converted
 from Class B to
 Class A........     894,312    10,669,407  (894,563)  (10,669,407)     --           --         --       --
Dividends
 reinvested.....     911,223    10,789,984    69,736       825,483     200,823     2,377,551   1,801    21,326
                  ----------  ------------  --------  ------------  ----------  ------------  ------  --------
Net increase
 (decrease).....     235,065  $  2,860,189  (687,681) $ (8,198,372)    (78,313) $   (964,374)  7,252  $ 86,160
                  ==========  ============  ========  ============  ==========  ============  ======  ========
Year Ended
 February 28,
 1998:
Shares sold.....     790,828  $  9,264,660   324,437  $  3,830,210     418,821  $  4,968,154     382  $  4,591
Shares
 repurchased....  (5,657,653)  (66,075,561) (711,875)   (8,329,771) (1,597,464)  (18,695,987) (2,717)  (31,913)
Shares converted
 from Class B to
 Class A........     491,034     5,796,285  (491,190)   (5,796,285)     --           --         --       --
Dividends
 reinvested.....     697,788     8,211,507    73,674       865,770     160,340     1,886,769   1,169    13,756
                  ----------  ------------  --------  ------------  ----------  ------------  ------  --------
Net decrease....  (3,678,003) $(42,803,109) (804,954) $ (9,430,076) (1,018,303) $(11,841,064) (1,166) $(13,566)
                  ==========  ============  ========  ============  ==========  ============  ======  ========


Notes to Financial Statements
Shares of Beneficial Interest (concluded)

                                  Class A                 Class B                Class C              Class Y
                          ------------------------  ---------------------  ---------------------  ----------------
                            Shares       Amount      Shares     Amount      Shares     Amount     Shares   Amount
                          ----------  ------------  --------  -----------  --------  -----------  ------  --------
Municipal High Income
 Fund
Year Ended February 28,
 1999:
Shares sold.............   1,135,193  $ 12,423,758   829,528  $ 9,074,526   689,391  $ 7,542,258  36,978  $404,428
Shares repurchased......    (986,808)  (10,797,960) (394,045)  (4,308,107) (520,751)  (5,700,686) (5,599)  (61,203)
Shares converted from
 Class B to Class A.....     405,558     4,437,624  (405,705)  (4,437,624)    --         --         --       --
Dividends reinvested....     175,957     1,923,125    36,333      396,953    65,218      712,560   1,527    16,697
                          ----------  ------------  --------  -----------  --------  -----------  ------  --------
Net increase............     729,900  $  7,986,547    66,111  $   725,748   233,858  $ 2,554,132  32,906  $359,922
                          ==========  ============  ========  ===========  ========  ===========  ======  ========
Year Ended February 28,
 1998:
Shares sold.............   1,906,110  $ 20,357,250   509,880  $ 5,442,014   972,763  $10,424,502   5,148  $ 56,527
Shares repurchased......  (1,966,391)  (20,938,926) (497,305)  (5,255,099) (650,234)  (6,956,676)   --       --
Shares converted from
 Class B to Class A.....     265,783     2,862,043  (265,859)  (2,862,043)    --         --         --       --
Dividends reinvested ...     141,754     1,506,999    34,673      367,839    49,986      531,765    --       --
                          ----------  ------------  --------  -----------  --------  -----------  ------  --------
Net increase (decrease).     347,256  $  3,787,366  (218,611) $(2,307,289)  372,515  $ 3,999,591   5,148  $ 56,527
                          ==========  ============  ========  ===========  ========  ===========  ======  ========
New York Tax-Free Income
 Fund
Year Ended February 28,
 1999:
Shares sold.............     399,688  $  4,460,550   146,747  $ 1,635,818   113,337  $ 1,264,677   2,017  $ 22,409
Shares repurchased......    (400,090)   (4,442,034) (103,652)  (1,155,003) (259,962)  (2,889,290)   (236)   (2,628)
Shares converted from
 Class B to Class A.....     220,207     2,456,208  (220,220)  (2,456,208)    --         --         --       --
Dividends reinvested....     112,472     1,247,040    18,141      200,952    50,534      560,221      94     1,044
                          ----------  ------------  --------  -----------  --------  -----------  ------  --------
Net increase (decrease).     332,277  $  3,721,764  (158,984) $(1,774,441)  (96,091) $(1,064,392)  1,875  $ 20,825
                          ==========  ============  ========  ===========  ========  ===========  ======  ========
Year Ended February 28,
 1998:
Shares sold.............     271,157  $  2,968,588   128,934  $ 1,401,336   178,559  $ 1,944,236    --       --
Shares repurchased......    (537,864)   (5,807,507) (167,802)  (1,802,368) (344,249)  (3,732,748)   --       --
Shares converted from
 Class B to Class A.....     160,156     1,751,710  (160,220)  (1,751,710)    --         --         --       --
Dividends reinvested ...      63,418       685,618    14,976      161,650    37,730      407,970    --       --
                          ----------  ------------  --------  -----------  --------  -----------  ------  --------
Net decrease............     (43,133) $   (401,591) (184,112) $(1,991,092) (127,960) $(1,380,542)   --       --
                          ==========  ============  ========  ===========  ========  ===========  ======  ========

                      [This Page Intentionally Left Blank]

PaineWebber California Tax-Free Income Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                Class A
                          -------------------------------------------------------


                                   For the
                                    Years                 For the      For the
                                    Ended                   Year         Year
                                 February 28,              Ended        Ended
                          ----------------------------  February 29, February 28,
                            1999      1998      1997        1996         1995
                          --------  --------  --------  ------------ ------------
Net asset value,
 beginning of period....    $11.39    $10.91    $11.02      $10.68       $11.41

                            ------    ------    ------      ------       ------
Net investment income...      0.52      0.51      0.52        0.57         0.58
Net realized and
 unrealized gains
 (losses) from
 investments and
 futures................      0.11      0.48     (0.11)       0.34        (0.63)

                            ------    ------    ------      ------       ------
Net increase (decrease)
 from investment
 operations.............      0.63      0.99      0.41        0.91        (0.05)

                            ------    ------    ------      ------       ------
Dividends from net
 investment income......     (0.52)    (0.51)    (0.52)      (0.57)       (0.58)
Distributions from net
 realized gains from
 investment
 transactions...........     (0.32)      --        --          --         (0.10)

                            ------    ------    ------      ------       ------
Total dividends and
 distributions to
 shareholders...........     (0.84)    (0.51)    (0.52)      (0.57)       (0.68)

                            ------    ------    ------      ------       ------
Net asset value, end of
 period.................    $11.18    $11.39    $10.91      $11.02       $10.68

                            ======    ======    ======      ======       ======
Total investment
 return(1)..............      5.90%     9.26%     3.92%       8.68%       (0.18)%

                            ======    ======    ======      ======       ======
Ratios/Supplemental
 data:
Net assets, end of
 period (000's).........  $119,266  $120,804  $127,040    $151,684     $178,234
Expenses to average net
 assets, net of waivers
 from adviser...........      0.83%     0.98%     0.97%       0.94%        0.88%
Expenses to average net
 assets, before waivers
 from adviser...........      0.96%     0.98%     0.97%       0.94%        0.88%
Net investment income to
 average net assets, net
 of waivers from
 adviser................      4.59%     4.56%     4.85%       5.21%        5.55%
Net investment income to
 average net assets,
 before waivers from
 adviser................      4.46%     4.56%     4.85%       5.21%        5.55%
Portfolio turnover rate.        45%      107%       73%         32%          11%

---------

 + Commencement of issuance of shares
 * Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.

                     Class B                                              Class C
---------------------------------------------------- ----------------------------------------------------


                             For the      For the                                 For the      For the
  For the Years Ended          Year         Year       For the Years Ended          Year         Year
     February 28,             Ended        Ended          February 28,             Ended        Ended
-------------------------  February 29, February 28, -------------------------  February 29, February 28,
 1999     1998     1997        1996         1995      1999     1998     1997        1996         1995
-------  -------  -------  ------------ ------------ -------  -------  -------  ------------ ------------
 $11.39   $10.92   $11.03     $10.69       $11.41     $11.38   $10.90   $11.02     $10.67       $11.40

 ------   ------   ------     ------       ------     ------   ------   ------     ------       ------
   0.43     0.42     0.44       0.48         0.50       0.46     0.45     0.47       0.51         0.53
   0.11     0.47    (0.11)      0.34        (0.62)      0.11     0.48    (0.12)      0.35        (0.63)

 ------   ------   ------     ------       ------     ------   ------   ------     ------       ------
   0.54     0.89     0.33       0.82        (0.12)      0.57     0.93     0.35       0.86        (0.10)

 ------   ------   ------     ------       ------     ------   ------   ------     ------       ------
  (0.43)   (0.42)   (0.44)     (0.48)       (0.50)     (0.46)   (0.45)   (0.47)     (0.51)       (0.53)
  (0.32)     --       --         --         (0.10)     (0.32)     --       --         --         (0.10)

 ------   ------   ------     ------       ------     ------   ------   ------     ------       ------
  (0.75)   (0.42)   (0.44)     (0.48)       (0.60)     (0.78)   (0.45)   (0.47)     (0.51)       (0.63)

 ------   ------   ------     ------       ------     ------   ------   ------     ------       ------
 $11.18   $11.39   $10.92     $11.03       $10.69     $11.17   $11.38   $10.90     $11.02       $10.67

 ======   ======   ======     ======       ======     ======   ======   ======     ======       ======
   5.06%    8.33%    3.14%      7.86%       (0.85)%     5.35%    8.71%    3.30%      8.22%       (0.70)%

 ======   ======   ======     ======       ======     ======   ======   ======     ======       ======
$13,756  $16,783  $20,943    $27,175      $33,007    $18,682  $16,522  $17,624    $22,155      $28,217
   1.59%    1.75%    1.74%      1.70%        1.64%      1.33%    1.50%    1.49%      1.46%        1.40%
   1.72%    1.75%    1.74%      1.70%        1.64%      1.47%    1.50%    1.49%      1.46%        1.40%
   3.81%    3.79%    4.08%      4.45%        4.78%      4.08%    4.05%    4.34%      4.69%        5.05%
   3.68%    3.79%    4.08%      4.45%        4.78%      3.94%    4.05%    4.34%      4.69%        5.05%
     45%     107%      73%        32%          11%        45%     107%      73%        32%          11%

      Class Y
-------------------------
               For the
                Period
  For the    February 5,
    Year        1998+
    Ended      through
February 28, February 28,
    1999         1998
------------ ------------
   $11.38       $11.42

   ------       ------
     0.55         0.04
     0.12        (0.04)

   ------       ------
     0.67         0.00

   ------       ------
    (0.55)       (0.04)
    (0.32)         --

   ------       ------
    (0.87)      (0.04)

   ------       ------
   $11.18       $11.38

   ======       ======
     6.28%       (0.34)%

   ======       ======
   $  312       $  114
     0.55%        0.76%*
     0.71%        0.76%*
     4.87%        5.07%*
     4.71%        5.07%*
       45%         107%

PaineWebber National Tax-Free Income Fund
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                  Class A
                          ---------------------------------------------------------------
                                   For the
                                    Years                 For the          For the
                                    Ended                   Year             Year
                                 February 28,              Ended            Ended
                          ----------------------------  February 29,     February 28,
                            1999      1998      1997        1996             1995
                          --------  --------  --------  ------------     ------------ ---
Net asset value,
 beginning of year......    $11.97    $11.55    $11.64      $11.26           $12.00

                            ------    ------    ------      ------           ------
Net investment income...      0.56      0.56      0.55        0.58             0.63
Net realized and
 unrealized gains
 (losses) from
 investments and futures
 .......................      0.05      0.50     (0.09)       0.39            (0.73)

                            ------    ------    ------      ------           ------
Net increase (decrease)
 from investment
 operations.............      0.61      1.06      0.46        0.97            (0.10)

                            ------    ------    ------      ------           ------
Dividends from net
 investment income......     (0.56)    (0.56)    (0.55)      (0.59)           (0.63)
Distributions from net
 realized gains from
 investment
 transactions...........     (0.29)    (0.08)      --          --             (0.01)

                            ------    ------    ------      ------           ------
Total dividends and
 distributions to
 shareholders...........     (0.85)    (0.64)    (0.55)      (0.59)           (0.64)

                            ------  --------    ------      ------           ------
Net asset value, end of
 year...................    $11.73    $11.97    $11.55      $11.64           $11.26

                            ======    ======    ======      ======           ======
Total investment
 return(1)..............      5.31%     9.48%     4.14%       8.75%           (0.63)%

                            ======    ======    ======      ======           ======
Ratios/Supplemental
 data:
Net assets, end of year
 (000's)................  $227,151  $229,040  $263,425    $315,899         $346,579
Expenses to average net
 assets.................      0.94%     0.95%     0.91%       0.93%(/2/)       0.88%
Net investment income to
 average net assets.....      4.72%     4.77%     4.85%       5.06%(/2/)       5.62%
Portfolio turnover rate.        43%       79%       81%         74%              60%

---------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include sales charges; results would be lower if sales charges were included.
(2) These ratios include non-recurring acquisition expenses of 0.03%.

                     Class B                                                  Class C
-------------------------------------------------------- --------------------------------------------------------
        For the                                                  For the
         Years               For the          For the             Years               For the          For the
         Ended                 Year             Year              Ended                 Year             Year
     February 28,             Ended            Ended          February 28,             Ended            Ended
-------------------------  February 29,     February 28, -------------------------  February 29,     February 28,
 1999     1998     1997        1996             1995      1999     1998     1997        1996             1995
-------  -------  -------  ------------     ------------ -------  -------  -------  ------------     ------------
 $11.97   $11.55   $11.64     $11.26           $11.99     $11.97   $11.55   $11.64     $11.26            $12.00

 ------   ------   ------     ------           ------     ------   ------   ------     ------            ------
   0.47     0.47     0.46       0.49             0.54       0.50     0.50     0.49       0.52              0.57
   0.05     0.50    (0.09)      0.39            (0.72)      0.05     0.50    (0.09)      0.39             (0.73)

 ------   ------   ------     ------           ------     ------   ------   ------     ------            ------
   0.52     0.97     0.37       0.88            (0.18)      0.55     1.00     0.40       0.91             (0.16)

 ------   ------   ------     ------           ------     ------   ------   ------     ------            ------
  (0.47)   (0.47)   (0.46)     (0.50)           (0.54)     (0.50)   (0.50)   (0.49)     (0.53)            (0.57)
  (0.29)   (0.08)     --         --             (0.01)     (0.29)   (0.08)     --         --              (0.01)

 ------   ------   ------     ------           ------     ------   ------   ------     ------            ------
  (0.76)   (0.55)   (0.46)     (0.50)           (0.55)     (0.79)   (0.58)   (0.49)     (0.53)            (0.58)

 ------   ------   ------     ------           ------     ------   ------   ------     ------            ------
 $11.73   $11.97   $11.55     $11.64           $11.26     $11.73   $11.97   $11.55     $11.64            $11.26

 ======   ======   ======     ======           ======     ======   ======   ======     ======            ======
   4.48%    8.62%    3.35%      7.94%           (1.29)%     4.76%    8.92%    3.61%      8.19%            (1.13)%

 ======   ======   ======     ======           ======     ======   ======   ======     ======            ======
$24,085  $32,815  $40,949    $51,546          $58,958    $47,722  $49,647  $59,652    $75,076          $101,642
   1.72%    1.73%    1.67%      1.68%(/2/)       1.64%      1.47%    1.47%    1.42%      1.45%(/2/)        1.40%
   3.93%    3.98%    4.09%      4.31%(/2/)       4.86%      4.20%    4.26%    4.34%      4.57%(/2/)        5.13%
     43%      79%      81%        74%              60%        43%      79%      81%        74%               60%

PaineWebber National Tax-Free Income Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                    Class Y
                                       ------------------------------------
                                                                 For the
                                             For the              Period
                                              Years            November 3,
                                              Ended               1995+
                                           February 28,          through
                                       ----------------------  February 29,
                                        1999    1998    1997       1996
                                       ------  ------  ------  ------------
Net asset value, beginning of period.. $11.98  $11.55  $11.65     $11.62

                                       ------  ------  ------     ------
Net investment income.................   0.59    0.59    0.58       0.19
Net realized and unrealized gains
 (losses) from investments and
 futures..............................   0.04    0.51   (0.10)      0.01

                                       ------  ------  ------     ------
Net increase from investment
 operations...........................   0.63    1.10    0.48       0.20

                                       ------  ------  ------     ------
Dividends from net investment income..  (0.59)  (0.59)  (0.58)     (0.17)
Distributions from net realized gains
 from investment transactions.........  (0.29)  (0.08)    --         --

                                       ------  ------  ------     ------
Total dividends and distributions to
 shareholders.........................  (0.88)  (0.67)  (0.58)     (0.17)

                                       ------  ------  ------     ------
Net asset value, end of period........ $11.73  $11.98  $11.55     $11.65

                                       ======  ======  ======     ======
Total investment return(1)............   5.49%   9.87%   4.32%      1.70%

                                       ======  ======  ======     ======
Ratios/Supplemental data:
Net assets, end of period (000's).....   $321    $241    $246       $341
Expenses to average net assets........   0.71%   0.68%   0.65%      0.64%(/2/)*
Net investment income to average net
 assets...............................   4.95%   5.04%   5.13%      5.19%(/2/)*
Portfolio turnover rate...............     43%     79%     81%        74%

---------

 + Commencement of issuance of shares
 * Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include program fees; results would be lower if program fees were included. Total investment return for periods of less than one year has not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.03%.

                      [This Page Intentionally Left Blank]

PaineWebber Municipal High Income Fund
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                 Class A
                          --------------------------------------------------------
                                  For the
                                   Years               For the      For the
                                   Ended                 Year         Year
                               February 28,             Ended        Ended
                          -------------------------  February 29, February 28,
                           1999     1998     1997        1996         1995
                          -------  -------  -------  ------------ ------------
Net asset value,
 beginning of period....   $10.96   $10.39   $10.29     $ 9.92       $10.77

                           ------   ------   ------     ------       ------
Net investment income...     0.55     0.55     0.56       0.62         0.59
Net realized and
 unrealized gains
 (losses) from
 investments and
 futures................    (0.07)    0.57     0.10       0.37        (0.82)

                           ------   ------   ------     ------       ------
Net increase (decrease)
 from investment
 operations.............     0.48     1.12     0.66       0.99        (0.23)

                           ------   ------   ------     ------       ------
Dividends from net
 investment income......    (0.55)   (0.55)   (0.56)     (0.62)       (0.59)
Distributions from net
 realized gains from
 investment
 transactions...........    (0.01)     --       --         --         (0.03)

                           ------   ------   ------     ------       ------
Total dividends and
 distributions to
 shareholders...........    (0.56)   (0.55)   (0.56)     (0.62)       (0.62)

                           ------   ------   ------     ------       ------
Net asset value, end of
 period.................   $10.88   $10.96   $10.39     $10.29       $ 9.92

                           ======   ======   ======     ======       ======
Total investment
 return(1)..............     4.80%   11.06%    6.61%     10.18%       (2.03)%

                           ======   ======   ======     ======       ======
Ratios/Supplemental
 data:
Net assets, end of
 period (000's).........  $66,771  $59,288  $52,593    $57,280      $63,287
Expenses to average net
 assets.................     1.12%    1.22%    1.15%      1.10%        1.13%
Net investment income to
 average net assets.....     5.02%    5.15%    5.49%      5.94%        5.96%
Portfolio turnover rate.       26%      22%      64%        48%          28%

---------

 + Commencement of issuance of shares
 * Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.

                     Class B                                              Class C
---------------------------------------------------- ----------------------------------------------------
        For the                                              For the
         Years               For the      For the             Years               For the      For the
         Ended                 Year         Year              Ended                 Year         Year
     February 28,             Ended        Ended          February 28,             Ended        Ended
-------------------------  February 29, February 28, -------------------------  February 29, February 28,
 1999     1998     1997        1996         1995      1999     1998     1997        1996         1995
-------  -------  -------  ------------ ------------ -------  -------  -------  ------------ ------------
 $10.96   $10.39   $10.29     $ 9.92       $10.76     $10.96   $10.39   $10.29     $ 9.92       $10.77

 ------   ------   ------     ------       ------     ------   ------   ------     ------       ------
   0.47     0.47     0.48       0.54         0.52       0.49     0.50     0.51       0.56         0.55
  (0.08)    0.57     0.10       0.37        (0.81)     (0.07)    0.57     0.10       0.37        (0.82)

 ------   ------   ------     ------       ------     ------   ------   ------     ------       ------
   0.39     1.04     0.58       0.91        (0.29)      0.42     1.07     0.61       0.93        (0.27)

 ------   ------   ------     ------       ------     ------   ------   ------     ------       ------
  (0.47)   (0.47)   (0.48)     (0.54)       (0.52)     (0.49)   (0.50)   (0.51)     (0.56)       (0.55)
  (0.01)     --       --         --         (0.03)     (0.01)     --       --         --         (0.03)

 ------   ------   ------     ------       ------     ------   ------   ------     ------       ------
  (0.48)   (0.47)   (0.48)     (0.54)       (0.55)     (0.50)   (0.50)   (0.51)     (0.56)       (0.58)

 ------   ------   ------     ------       ------     ------   ------   ------     ------       ------
 $10.87   $10.96   $10.39     $10.29       $ 9.92     $10.88   $10.96   $10.39     $10.29       $ 9.92

 ======   ======   ======     ======       ======     ======   ======   ======     ======       ======
   3.87%   10.23%    5.82%      9.36%       (2.67)%     4.25%   10.51%    6.08%      9.64%       (2.51)%

 ======   ======   ======     ======       ======    =======   ======   ======     ======       ======
$18,675  $18,097  $19,427    $23,868      $25,823    $24,355  $21,982  $16,967    $20,700      $23,158
   1.88%    1.98%    1.90%      1.85%        1.87%      1.62%    1.72%    1.66%      1.60%        1.63%
   4.24%    4.39%    4.73%      5.19%        5.21%      4.52%    4.64%    4.98%      5.45%        5.48%
     26%      22%      64%        48%          28%        26%      22%      64%        48%          28%

         Class Y
-------------------------
               For the
                Period
  For the    February 5,
   Year         1998+
   Ended       through
February 28, February 28,
    1999         1998
------------ ------------
   $10.97       $10.98

   ------       ------
     0.58         0.04
    (0.08)       (0.01)

   ------       ------
     0.50         0.03

   ------       ------
    (0.58)       (0.04)
    (0.01)        --

   ------       ------
    (0.59)       (0.04)

   ------       ------
   $10.88       $10.97

   ======       ======
     4.96%       (0.09)%

   ======       ======
     $414          $56
     0.87%        1.00%*
     5.28%        5.44%*
       26%          22%

PaineWebber New York Tax-Free Income Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                 Class A
                          --------------------------------------------------------
                                  For the
                                   Years               For the      For the
                                   Ended                 Year         Year
                               February 28,             Ended        Ended
                          -------------------------  February 29, February 28,
                           1999     1998     1997        1996         1995
                          -------  -------  -------  ------------ ------------
Net asset value,
 beginning of period....   $11.12   $10.66   $10.71     $10.27       $11.03

                           ------   ------   ------     ------       ------
Net investment income...     0.53     0.51     0.51       0.54         0.54
Net realized and
 unrealized gains
 (losses) from
 investments and
 futures................     0.15     0.46    (0.05)      0.45        (0.66)

                           ------   ------   ------     ------       ------
Net increase (decrease)
 from investment
 operations.............     0.68     0.97     0.46       0.99        (0.12)

                           ------   ------   ------     ------       ------
Dividends from net
 investment income......    (0.53)   (0.51)   (0.51)     (0.55)       (0.54)
Distributions from net
 realized gains from
 investment
 transactions...........    (0.24)     --       --         --         (0.10)

                           ------   ------   ------     ------       ------
Total dividends and
 distributions to
 shareholders...........    (0.77)   (0.51)   (0.51)     (0.55)       (0.64)

                           ------   ------   ------     ------       ------
Net asset value, end of
 period.................   $11.03   $11.12   $10.66     $10.71       $10.27

                           ======   ======   ======     ======       ======
Total investment
 return(1)..............     6.24%    9.36%    4.49%      9.83%       (0.83)%

                           ======   ======   ======     ======       ======
Ratios/Supplemental
 data:
Net assets, end of
 period (000's).........  $27,171  $23,694  $23,160    $28,734      $32,475
Expenses to average net
 assets, net of waivers
 and reimbursements from
 adviser................     1.02%    1.02%    1.02%      1.02%        1.01%
Expenses to average net
 assets, before waivers
 and reimbursements from
 adviser ...............     1.27%    1.28%    1.50%      1.15%        1.26%
Net investment income to
 average net assets, net
 of waivers and
 reimbursements from
 adviser ...............     4.46%    4.74%    4.91%      5.11%        5.38%
Net investment income to
 average net assets,
 before waivers and
 reimbursements from
 adviser................     4.21%    4.48%    4.42%      4.98%        5.13%
Portfolio turnover rate.       44%      34%      40%        13%           6%

---------

 + Commencement of issuance of shares
 * Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.

                   Class B                                             Class C                            Class Y
------------------------------------------------- ---------------------------------------------------- --------------
      For the                                             For the
       Years              For the      For the             Years               For the      For the    For the Period
       Ended                Year         Year              Ended                 Year         Year     May 21, 1998+
    February 28,           Ended        Ended          February 28,             Ended        Ended        through
----------------------  February 29, February 28, -------------------------  February 29, February 28,  February 28,
 1999    1998    1997       1996         1995      1999     1998     1997        1996         1995          1999
------  ------  ------  ------------ ------------ -------  -------  -------  ------------ ------------ --------------
$11.12  $10.65  $10.71     $10.27       $11.03     $11.12   $10.66   $10.71     $10.28       $11.03        $11.08

------  ------  ------     ------       ------     ------   ------   ------     ------       ------        ------
  0.44    0.43    0.44       0.47         0.47       0.47     0.46     0.46       0.49         0.49          0.40
  0.15    0.47   (0.06)      0.44        (0.66)      0.16     0.46    (0.05)      0.43        (0.65)         0.19

------  ------  ------     ------       ------     ------   ------   ------     ------       ------        ------
  0.59    0.90    0.38       0.91        (0.19)      0.63     0.92     0.41       0.92        (0.16)         0.59

------  ------  ------     ------       ------     ------   ------   ------     ------       ------        ------
 (0.44)  (0.43)  (0.44)     (0.47)       (0.47)     (0.47)   (0.46)   (0.46)     (0.49)       (0.49)        (0.40)
 (0.24)    --      --         --         (0.10)     (0.24)     --       --         --         (0.10)        (0.24)

------  ------  ------     ------       ------     ------   ------   ------     ------       ------        ------
 (0.68)  (0.43)  (0.44)     (0.47)       (0.57)     (0.71)   (0.46)   (0.46)     (0.49)       (0.59)        (0.64)

------  ------  ------     ------       ------     ------   ------   ------     ------       ------        ------
$11.03  $11.12  $10.65     $10.71       $10.27     $11.04   $11.12   $10.66     $10.71       $10.28        $11.03

======  ======  ======     ======       ======     ======   ======   ======     ======       ======        ======
  5.40%   8.65%   3.62%      9.01%       (1.57)%     5.78%    8.82%    3.98%      9.17%       (1.20)%        5.39%

======  ======  ======     ======       ======     ======   ======   ======     ======       ======        ======
$6,013  $7,829  $9,462    $11,862      $14,660    $11,802  $12,966  $13,786    $17,849      $21,095           $21
  1.77%   1.77%   1.76%      1.77%        1.76%      1.52%    1.52%    1.52%      1.52%        1.52%         0.77%*
  2.02%   2.05%   2.27%      1.89%        2.01%      1.77%    1.78%    2.04%      1.64%        1.75%         1.03%*
  3.70%   3.99%   4.16%      4.36%        4.63%      3.97%    4.24%    4.41%      4.61%        4.89%         4.71%*
  3.45%   3.70%   3.65%      4.24%        4.83%      3.72%    3.98%    3.89%      4.50%        4.65%         4.44%*
    44%     34%     40%        13%           6%        44%      34%      40%        13%           6%           44%

PaineWebber
Report of Ernst & Young LLP,
Independent Auditors

The Board of Trustees and Shareholders
PaineWebber Mutual Fund Trust
PaineWebber Municipal Series

 We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of PaineWebber Mutual Fund Trust (comprising PaineWebber California Tax-Free Income Fund and PaineWebber National Tax-Free Income Fund), and PaineWebber Municipal Series (comprising PaineWebber Municipal High Income Fund and PaineWebber New York Tax-Free Income
Fund) (the "Trusts") as of February 28, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of February 28, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting PaineWebber Mutual Fund Trust and PaineWebber Municipal Series at February 28, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


                                          /s/ Ernst & Young LLP

New York, New York
April 16, 1999

PaineWebber
Tax Information (unaudited)

 We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end (February 28, 1999), as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distributions paid during the fiscal year were derived from the following sources:

                             California   National                   New York
                              Tax-Free    Tax-Free   Municipal High  Tax-Free
      Per Share Data:        Income Fund Income Fund  Income Fund   Income Fund
      ---------------        ----------- ----------- -------------- -----------
Tax-exempt income*
 Class A....................   0.5203      0.5616        0.5493       0.5269
 Class B....................   0.4341      0.4684        0.4651       0.4382
 Class C....................   0.4626      0.4994        0.4941       0.4685
 Class Y....................   0.5492      0.5898        0.5765       0.3982
Short-term Capital Gains**
 Class A....................   0.0585      0.0419           --           --
 Class B....................   0.0585      0.0419           --           --
 Class C....................   0.0585      0.0419           --           --
 Class Y....................   0.0585      0.0419           --           --
Long-term Capital Gains***
 Class A....................   0.2585      0.2445        0.0141       0.2389
 Class B....................   0.2585      0.2445        0.0141       0.2389
 Class C....................   0.2585      0.2445        0.0141       0.2389
 Class Y....................   0.2585      0.2445        0.0141       0.2389
Alternative Minimum Tax.....     8.59%      20.41%        48.01%       12.76%

------------
* Federally exempt interest dividends
** Taxable as ordinary income
*** All long-term capital gains distributions are taxed at a 20% rate.

 All exempt interest dividends paid by California Tax-Free Income Fund and New York Tax-Free Income Fund were exempt from California state income tax and New York state and city income tax, respectively.

 Because each Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1999. The second notification, which reflects the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2000. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each Fund.

TRUSTEES
E. Garrett Bewkes, Jr.              Mary C. Farrell
Chairman
                                    Meyer Feldberg
Margo N. Alexander
                                    George W. Gowen
Richard Q. Armstrong
                                    Frederic V. Malek
Richard R. Burt
                                    Carl W. Schafer


PRINCIPAL OFFICERS
Margo N. Alexander                  Elbridge T. Gerry III
President                           Vice President

Dianne E. O'Donnell                 Richard S. Murphy
Vice President and Secretary        Vice President

Victoria E. Schonfeld               Cynthia N. Bow
Vice President                      Vice President

Paul H. Schubert                    William W. Veronda
Vice President and Treasurer        Vice President

INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber Financial Advisor or correspondent firm. Read the prospectus carefully before investing. This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS
 . High Income Fund
 . Investment Grade Income Fund
 . Low Duration U.S. Government Income Fund
 . Strategic Income Fund
 . U.S. Government Income Fund

TAX-FREE BOND FUNDS
 . California Tax Free Income Fund
 . Municipal High Income Fund
 . National Tax Free Income Fund
 . New York Tax-Free Income Fund

STOCK FUNDS
 . Financial Services Growth Fund
 . Growth Fund
 . Growth and Income Fund
 . Mid Cap Fund
 . Small Cap Fund
 . S&P 500 Index Fund
 . Tax-Managed Equity Fund
 . Utility Income Fund

ASSET ALLOCATION FUNDS
 . Balanced Fund
 . Tactical Allocation Fund

GLOBAL FUNDS
 . Asia Pacific Growth Fund
 . Emerging Markets Equity Fund
 . Global Equity Fund
 . Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS
 . Aggressive Portfolio
 . Moderate Portfolio
 . Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND

                                  PaineWebber

                      (C)1999 PaineWebber Incorporated
                               Member SIPC

ANNUAL REPORT

PaineWebber


------------------------------------
TAX-FREE

BOND FUNDS




CALIFORNIA TAX-FREE INCOME FUND

NATIONAL TAX-FREE INCOME FUND

MUNICIPAL HIGH INCOME FUND

NEW YORK TAX-FREE INCOME FUND




FEBRUARY 28, 1999